UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-03897)

Exact name of registrant as specified in charter:	Putnam Mortgage Securities Fund

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2021

Date of reporting period:	October 1, 2020 — March 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Mortgage Securities Fund

Semiannual report
3 | 31 | 21

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGSIX

Putnam
Mortgage Securities
Fund

Semiannual report
3 | 31 | 21

Message from the Trustees

May 7, 2021

Dear Fellow Shareholder:

As society continues to grapple with the Covid-19 pandemic, optimism remains tempered by concern about newer, more aggressive strains of the virus. After infection rates dropped early in the year, they began to rise again in some areas during March. At the same time, the pace of vaccinations accelerated, and several states eased restrictions on consumer activity.

Markets appear to expect an improving economy. The S&P 500 Index crossed the 4,000 threshold as the calendar turned to April. In addition, yields rose in the bond market. This is typically a sign that fixed-income investors anticipate both higher gross domestic product (GDP) growth and the risk of inflation.

No matter how markets move, Putnam’s portfolio managers and analysts keep their focus on researching new opportunities and potential risks. This active approach is intended to serve you through changing conditions.

As always, thank you for investing with Putnam.

Performance history as of 3/31/21

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 9–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Source: Bloomberg Index Services Limited.

‡ Source: Lipper, a Refinitiv company.

§ Returns for the six-month period are not annualized, but cumulative.

2 Mortgage Securities Fund

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 3/31/21. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on pages 16–17.

* Source: Bloomberg Index Services Limited.

Mortgage Securities Fund 3

What was the market environment like during the reporting period?

For much of the period, the environment was generally favorable for mortgage credit and other risk assets. Encouraging vaccine news and fiscal stimulus, including President Biden’s $1.9 trillion package, bolstered investor optimism about the strength of the economic recovery in 2021. Against this backdrop, rising prices for stocks and commodities also helped lift the overall market environment.

Credit performed well, with yield spreads tightening across the spectrum. [Spreads are the yield advantage credit-sensitive bonds offer over comparable-maturity U.S. Treasuries.] However, concerns about the potential inflationary impact of additional stimulus on top of an already-recovering economy led to an exodus from government bonds in February and March. This drove longer-term interest rates higher and placed a degree of pressure on the credit market. After beginning the period at 0.68%, the yield on the benchmark 10-year U.S. Treasury note reached 1.74% by March 31. Similarly, the 30-year Treasury rose from 1.45% to 2.41%.

4 Mortgage Securities Fund

Allocations are shown as a percentage of the fund’s net assets as of 3/31/21. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value (non-cash investments) of certain derivatives (the economic value for purposes of calculating periodic payment obligations), including to-be-announced (TBA) commitments, if any, in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/21. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Mortgage Securities Fund 5

How did the fund perform for the six months ended March 31, 2021?

The fund returned 6.33% (Class A shares before sales charge), outpacing its primary benchmark, the Bloomberg Barclays U.S. MBS Index. The Bloomberg Barclays U.S. MBS Index declined 0.86%.

Which holdings and strategies fueled the fund’s performance during the period?

Within our mortgage credit holdings, commercial mortgage-backed securities [CMBS] cash bonds, as well as synthetic exposure to the CMBX BBB- Series 6 (2012) Index, boosted relative performance for the period. On the heels of the potential for more fiscal stimulus following the election and announcements of vaccines being released, the strong CMBS performance at the end of 2020 continued well into the first part of Q1 2021 before spreads stabilized in the second half of the quarter and liquidity showed continued signs of improvement.

Agency credit risk transfer securities [CRTs] also performed well during the period, with strong monetary and fiscal policy responses, including forbearance plans, greatly helping delinquencies. Additionally, home prices continued to appreciate, supported by historically low mortgage rates, low housing inventory, and strong demand, providing a further tailwind for the sector.

Strategies targeting prepayment risk contributed significantly, driven by our mortgage basis positioning. This strategy reflects our view on the yield differential between prevailing mortgage rates and U.S. Treasuries. The strategy added value, as spreads on agency pass-throughs tightened [meaning their

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is generally mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

6 Mortgage Securities Fund

prices rose relative to Treasuries]. Holdings of interest-only [IO] and inverse IO securities also contributed, benefiting from rising interest rates and a steeper yield curve.

What about detractors during the period?

The fund’s interest-rate and yield-curve positioning was the only material detractor. Higher interest rates and a steepening of the yield curve worked against the fund’s positioning over the six-month period.

How did you use derivatives during the period?

We used credit default swaps [CDS] to hedge the fund’s credit and market risks, and to gain access to specific sectors of the market. We used interest-rate swaps to hedge term structure risk and for yield-curve positioning. We used options to hedge duration and convexity, to isolate prepayment risk, and to help manage downside risks.

What is your near-term outlook?

As the economy reopens amid widespread distribution of Covid-19 vaccines, we believe gross domestic product growth will be robust, particularly in the second and third quarters of 2021. We’re also anticipating a strong recovery in corporate earnings growth.

In light of expectations for sturdier growth, we believe U.S. Treasury yields could rise further this year. That said, we think the trend toward higher rates will be gradual, as bond investors adjust their growth and inflation outlooks, leading to periods of market volatility. In addition to interest rates and Covid-19 vaccine progress, we will also monitor inflation data. In our view, any significant uptick in inflation may prompt the Federal Reserve to shift its dovish posture on monetary policy sooner than currently expected.

What are your current views on the various sectors in which the fund invests?

Within the CMBS market, there continues to be a degree of negative sentiment toward certain property types, and fundamental credit analysis and security selection are particularly important in the current environment. While some parts of the CMBS market will likely continue to struggle, in our view, there are

This chart illustrates the fund’s composition by maturity, showing the percentage of holdings in different maturity ranges and how the composition has changed over the past six months. Holdings and maturity ranges may vary over time. A negative number represents cash to be allocated to to-be-announced (TBA) agency pass-through mortgage-backed securities, which the fund has agreed to purchase.

Mortgage Securities Fund 7

CMBS backed by what we consider to be strong underlying collateral that have suffered amid widespread fear of the sector. We think many of these bonds represent attractive investment opportunities. We continue to have conviction in the fund’s CMBX exposure. [CMBX is a group of tradeable indexes that each reference a basket of 25 CMBS issued in a particular year.] We believe current valuations fairly compensate investors for existing risk levels and provide an attractive risk premium.

Within residential mortgage credit, against the backdrop of robust home sales and a lack of new inventory, we continue to find value across numerous market segments.

In prepayment-sensitive areas of the market, we continue to find value in agency interest-only [IO] CMOs, as well as inverse IOs backed by jumbo loans and more seasoned collateral.

Overall, we view prepayment-related opportunities as attractive sources of diversification for the fund.

Thank you, Mike, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

8 Mortgage Securities Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended March 31, 2021, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 3/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (2/8/84)
Before sales charge	5.98%	27.85%	2.49%	15.28%	2.89%	13.15%	4.20%	10.85%	6.33%
After sales charge	5.86	22.73	2.07	10.67	2.05	8.63	2.80	6.41	2.08
Class B (4/27/92)
Before CDSC	5.76	20.59	1.89	11.09	2.13	10.58	3.41	10.02	5.85
After CDSC	5.76	20.59	1.89	9.19	1.77	7.59	2.47	5.02	0.85
Class C (7/26/99)
Before CDSC	5.80	20.41	1.87	11.14	2.14	10.65	3.43	10.09	5.96
After CDSC	5.80	20.41	1.87	11.14	2.14	10.65	3.43	9.09	4.96
Class R (1/21/03)
Net asset value	5.69	24.64	2.23	13.86	2.63	12.26	3.93	10.63	6.19
Class R6 (4/20/18)
Net asset value	6.17	31.61	2.78	17.27	3.24	14.44	4.60	11.33	6.53
Class Y (4/11/94)
Net asset value	6.16	31.01	2.74	16.74	3.14	13.92	4.44	11.17	6.37

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

Before April 19, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B and C share performance reflects conversion to class A shares after eight years.

Mortgage Securities Fund 9

Comparative index returns For periods ended 3/31/21

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
U.S. MBS Index†	6.85%	32.23%	2.83%	12.73%	2.43%	11.67%	3.75%	–0.09%	–0.86%
Bloomberg Barclays
GNMA-Bloomberg
Barclays U.S. MBS	6.83	31.91	2.81	12.24	2.34	11.82	3.79	–0.09	–0.86
Linked Benchmark*†
Lipper U.S. Mortgage
Funds category	5.81	33.76	2.92	14.21	2.68	11.70	3.75	4.65	0.51
average‡

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

† Source: Bloomberg Index Services Limited.

‡ Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 3/31/21, there were 132, 128, 109, 104, 75, and 3 funds, respectively, in this Lipper category.

10 Mortgage Securities Fund

Fund price and distribution information For the six-month period ended 3/31/21

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
Number		6		6	6	6	6	6
Income		$0.246		$0.197	$0.196	$0.231	$0.270	$0.261
Capital gains		—		—	—	—	—	—
Total		$0.246		$0.197	$0.196	$0.231	$0.270	$0.261
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
9/30/20	$12.02		$12.52	$11.97	$11.90	$11.88	$11.88	$11.88
3/31/21	12.53		13.05	12.47	12.41	12.38	12.38	12.37
	Before		After	Net	Net	Net	Net	Net
Current rate	sales		sales	asset	asset	asset	asset	asset
(end of period)	charge		charge	value	value	value	value	value
Current dividend rate[1]	3.93%		3.77%	3.18%	2.80%	3.68%	4.36%	4.17%
Current 30-day
SEC yield (with
expense limitation)[2,3]	N/A		3.52	2.90	2.73	3.40	4.05	3.91
Current 30-day
SEC yield (without
expense limitation)[3]	N/A		3.40	2.77	2.61	3.27	3.92	3.79

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

Mortgage Securities Fund 11

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Net expenses for the fiscal year
ended 9/30/20*	0.75%	1.50%	1.50%	1.00%	0.37%	0.50%
Total annual operating expenses for the
fiscal year ended 9/30/20	0.89%	1.64%	1.64%	1.14%	0.51%	0.64%
Annualized expense ratio for the
six-month period ended 3/31/21	0.75%	1.50%	1.50%	1.00%	0.37%	0.50%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 1/30/22.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/20 to 3/31/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.86	$7.70	$7.70	$5.14	$1.91	$2.57
Ending value (after expenses)	$1,063.30	$1,058.50	$1,059.60	$1,061.90	$1,065.30	$1,063.70

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12 Mortgage Securities Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/21, use the following calculation method. To find the value of your investment on 10/1/20, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.78	$7.54	$7.54	$5.04	$1.87	$2.52
Ending value (after expenses)	$1,021.19	$1,017.45	$1,017.45	$1,019.95	$1,023.09	$1,022.44

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Mortgage Securities Fund 13

Consider these risks before investing

Funds that invest in government securities are not guaranteed. Mortgage- and asset-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s exposure to privately issued commercial and residential mortgage-backed securities and mortgage-backed securities issued or guaranteed by the U.S. government or its agencies or instrumentalities may make the fund’s net asset value more susceptible to economic, market, political and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities, which, during periods of difficult economic conditions, may experience an increase in delinquencies and losses as a result of the effects of those conditions on commercial real estate markets, the ability of commercial tenants to make loan payments, and the ability of a property to attract and retain commercial tenants. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Default risk is generally higher for non-qualified mortgages. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography (such as a region of the United States), industry, or sector, such as the housing or real estate markets. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings or in relevant markets. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

14 Mortgage Securities Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association

Mortgage Securities Fund 15

(Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

○ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

• CMBS mezzanine tranches are securities positioned between a senior tranche (mostly rated AAA) and a subordinated tranche (unrated, typically called an equity tranche). The mezzanine tranches are typically rated between AA and B because they are more exposed to credit risk than the senior tranches, and thus generally carry a higher yield.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

The Bloomberg Barclays GNMA-Bloomberg Barclays U.S. MBS Linked Benchmark represents performance of the Bloomberg Barclays GNMA Index from inception date of the fund, February 8, 1984, through April 18, 2018, and performance of the Bloomberg Barclays U.S. MBS Index from April 19, 2018 and thereafter.

Bloomberg Barclays GNMA Index is an unmanaged index of Government National Mortgage Association bonds.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

Bloomberg Barclays U.S. MBS Index is an unmanaged index of agency mortgage-backed pass-through securities guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

CMBX BBB- Series 6 (2012) Index tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or limited, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

16 Mortgage Securities Fund

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of March 31, 2021, Putnam employees had approximately $559,000,000 and the Trustees had approximately $79,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Mortgage Securities Fund 17

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

18 Mortgage Securities Fund

The fund’s portfolio 3/31/21 (Unaudited)

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)*	amount	Value
Agency collateralized mortgage obligations (39.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 25.367%, 4/15/37	$227,705	$421,254
REMICs IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR)
+ 24.42%), 24.031%, 5/15/35	868,345	1,432,769
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 23.408%, 11/15/35	469,419	835,565
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 21.925%, 12/15/36	161,553	263,331
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 19.542%, 3/15/35	1,924,107	2,693,750
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 16.675%, 6/15/34	524,352	639,709
REMICs IFB Ser. 4136, Class ES, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.144%, 11/15/42	2,540,003	299,500
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.044%, 2/15/45	5,511,078	1,013,360
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.991%, 8/25/50	13,261,737	2,683,776
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.891%, 2/25/50	8,205,756	1,597,736
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.891%, 12/25/49	10,865,328	2,105,051
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	2,872,692	369,589
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,439,630	168,103
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	1,617,892	125,730
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	9,885,853	1,650,245
REMICs Ser. 4546, Class PI, IO, 4.00%, 12/15/45	7,975,529	771,002
REMICs Ser. 4601, Class IC, IO, 4.00%, 12/15/45	4,955,337	563,789
REMICs Ser. 4530, Class HI, IO, 4.00%, 11/15/45	365,534	34,197
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	2,924,275	396,152
REMICs Ser. 4425, IO, 4.00%, 1/15/45	3,952,129	575,391
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	4,666,745	627,257
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	4,353,109	679,938
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	5,814,794	362,003
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	3,779,673	274,525
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	1,813,591	144,528
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1,
3.731%, 7/25/43 W	13,411	14,403
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1,
3.578%, 10/25/43 W	7,849	9,789
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	18,579,487	3,101,121
REMICs Ser. 4621, Class QI, IO, 3.50%, 10/15/46	10,584,069	1,303,111
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	2,316,570	350,944
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	5,317,912	694,246
REMICs Ser. 4199, Class CI, IO, 3.50%, 12/15/37	79,969	96
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	924,833	57,100
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	5,130,390	506,882
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	4,679,387	475,495

Mortgage Securities Fund 19

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	$7,375,057	$575,623
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	8,654,444	814,677
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	5,873,342	529,429
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	3,356,951	213,166
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	3,823,523	188,916
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO,
0.434%, 11/15/28 W	602,520	8,315
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO,
0.286%, 10/25/43 W	2,608,336	26,083
Structured Pass-Through Certificates Ser. 48, Class A2, IO,
0.212%, 7/25/33 W	4,117,784	30,883
REMICs Ser. 3835, Class FO, PO, zero %, 4/15/41	1,767,413	1,600,375
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,915	2,652
REMICs Ser. 3391, PO, zero %, 4/15/37	41,013	38,347
REMICs Ser. 3300, PO, zero %, 2/15/37	37,451	35,017
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	1,843	1,751
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	21,589	20,293
REMICs Ser. 3210, PO, zero %, 5/15/36	5,014	4,863
REMICs Ser. 3326, Class WF, zero %, 10/15/35	30,876	27,215
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%),
zero %, 2/15/36	18,672	16,805
Strips Ser. 315, PO, zero %, 9/15/43	11,236,066	9,720,608
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR)
+ 39.90%), 39.248%, 7/25/36	250,658	481,263
REMICs IFB Ser. 05-74, Class NK, ((-5 x 1 Month US LIBOR)
+ 27.50%), 26.957%, 5/25/35	601,770	859,246
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR)
+ 24.57%), 24.168%, 3/25/36	331,782	558,067
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 23.802%, 6/25/37	374,433	659,003
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 23.28%), 22.885%, 2/25/38	1,372,942	1,822,698
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1 Month US LIBOR)
+ 23.10%), 22.72%, 11/25/35	232,590	339,581
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 19.924%, 8/25/35	171,622	232,996
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR)
+ 20.12%), 19.787%, 12/25/35	557,017	807,674
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR)
+ 17.39%), 17.112%, 11/25/34	87,949	105,539
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%),
12.683%, 5/25/40	788,116	961,501
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x 1 Month US LIBOR)
+ 6.60%), 6.491%, 10/25/41	603,090	87,683
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.141%, 7/25/48	6,783,198	1,384,179
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.141%, 6/25/48	19,918,239	3,846,684

20 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.25%), 6.141%, 3/25/48	$8,572,960	$1,557,707
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.041%, 1/25/48	12,293,140	2,319,834
REMICs IFB Ser. 16-81, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.15%), 6.041%, 11/25/46	19,643,460	3,784,267
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	7,689,083	1,717,026
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.991%, 6/25/50	9,142,572	1,901,830
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.991%, 11/25/46	22,135,252	4,480,644
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.991%, 11/25/46	30,964,435	6,115,476
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x 1 Month US LIBOR)
+ 6.10%), 5.991%, 8/25/46	14,526,835	2,743,176
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.941%, 9/25/49	18,793,211	3,295,345
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.941%, 8/25/49	13,028,645	2,335,807
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 6.05%), 5.941%, 3/25/46	15,501,853	2,808,257
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.891%, 11/25/49	3,514,587	882,091
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	5,575,624	1,061,989
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	6,750,097	1,343,134
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	13,710,540	2,465,704
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	9,084,062	1,270,229
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	7,843,437	1,399,897
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	6,016,337	948,794
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	19,630,695	3,511,774
REMICs Ser. 17-66, IO, 4.50%, 9/25/47	6,811,461	1,037,112
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	8,891,553	1,835,300
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,641,767	340,637
REMICs Ser. 12-118, Class PI, IO, 4.00%, 6/25/42	3,544,296	470,201
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	2,239,078	145,540
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	4,468,498	347,259
REMICs FRB Ser. 03-W14, Class 2A, 3.992%, 1/25/43 W	10,675	11,191
Trust FRB Ser. 03-W3, Class 1A4, 3.662%, 8/25/42 W	22,385	23,816
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	29,477,967	1,437,051
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	9,721,672	1,140,352
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	3,759,628	529,448
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	1,283,547	106,599
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	4,584,702	597,822
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	4,865,546	422,321
Trust FRB Ser. 04-W2, Class 4A, 3.414%, 2/25/44 W	6,972	7,330
REMICs FRB Ser. 03-W11, Class A1, 3.174%, 6/25/33 W	278	282
REMICs Trust FRB Ser. 04-W7, Class A2, 3.157%, 3/25/34 W	3,901	4,288
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	14,946,804	2,000,929
REMICs Ser. 20-68, Class LI, IO, 3.00%, 10/25/50	12,809,195	1,890,612

Mortgage Securities Fund 21

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	$3,658,761	$367,332
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	6,859,557	617,360
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	3,712,590	382,605
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,848,975	98,205
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,829,427	91,548
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	3,630,723	158,044
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	4,295,300	315,198
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,847,253	39,254
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	2,486,083	58,971
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	1,744,043	55,434
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	3,715,418	123,159
REMICs Trust Ser. 98-W5, Class X, IO, 0.682%, 7/25/28 W	1,194,746	34,409
REMICs Trust Ser. 98-W2, Class X, IO, 0.394%, 6/25/28 W	3,994,072	129,807
REMICs FRB Ser. 01-50, Class B1, IO, 0.389%, 10/25/41 W	2,498,448	11,243
REMICs FRB Ser. 07-95, Class A3, (1 Month US LIBOR + 0.25%),
0.368%, 8/27/36	25,120,382	22,989,601
REMICs Ser. 01-79, Class BI, IO, 0.266%, 3/25/45 W	1,337,215	6,686
REMICs Ser. 03-34, Class P1, PO, zero %, 4/25/43	53,251	44,199
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	149,979	139,932
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	16,348	15,511
REMICs Ser. 07-44, Class CO, PO, zero %, 5/25/37	94,191	85,714
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	5,164	4,803
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,068	962
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,709	1,572
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	2,659	2,499
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	20,140	18,719
Government National Mortgage Association
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%),
6.589%, 12/20/43	4,786,092	1,038,917
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%),
6.489%, 4/20/38	6,309,667	1,483,865
FRB Ser. 20-112, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.30%),
6.189%, 8/20/50	8,222,411	1,873,147
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.30%),
6.189%, 9/20/50	13,755,001	2,740,313
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
6.089%, 6/20/48	7,654,282	1,167,694
IFB Ser. 17-156, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
6.089%, 10/20/47	8,038,569	1,524,816
IFB Ser. 13-87, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.20%),
6.089%, 6/20/43	11,988,058	2,356,262
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.044%, 1/16/44	8,405,435	1,500,082
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.044%, 9/16/43	9,277,867	1,720,255
IFB Ser. 19-56, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.039%, 5/20/49	14,515,980	2,069,374
IFB Ser. 10-20, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
6.039%, 2/20/40	772,157	150,509

22 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	$5,179,135	$1,087,883
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.989%, 8/20/49	8,988,882	1,426,500
IFB Ser. 16-80, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.989%, 6/20/46	6,051,201	1,167,560
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.939%, 2/20/50	2,396,293	297,116
IFB Ser. 19-125, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.939%, 10/20/49	10,391,180	2,761,694
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.939%, 9/20/49	14,171,074	2,363,878
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.939%, 8/20/49	794,682	117,052
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%),
5.939%, 6/20/49	589,430	75,683
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%),
5.889%, 10/20/49	10,117,888	3,404,437
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	4,946,203	986,827
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%),
5.489%, 8/20/44	5,778,279	1,002,577
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	116,125	17,236
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	5,909,318	1,201,955
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	4,183,247	842,381
Ser. 14-76, IO, 5.00%, 5/20/44	3,635,525	655,322
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	4,548,118	648,293
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	2,007,934	356,408
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	10,226,050	2,055,641
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,733,731	346,899
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	8,540,467	1,737,473
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	5,082,526	1,016,912
Ser. 18-1, IO, 4.50%, 1/20/48	8,059,580	1,318,599
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	1,137,702	120,267
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	6,150,285	1,012,806
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	8,134,737	1,459,138
Ser. 12-129, IO, 4.50%, 11/16/42	3,903,034	758,047
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,786,708	328,548
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	5,534,822	514,292
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	8,135,049	1,463,658
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,270,052	402,717
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,320,199	203,047
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	5,878,276	1,079,578
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	4,836,896	678,230
Ser. 15-94, IO, 4.00%, 7/20/45	13,511,770	2,364,560
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	4,993,528	898,835
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	1,058,011	162,113
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	6,506,877	534,722
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	6,315,552	1,111,411
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,977,499	309,249
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	5,112,161	843,269

Mortgage Securities Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	$9,145,577	$1,631,571
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,369,300	372,961
Ser. 14-104, IO, 4.00%, 3/20/42	6,661,084	874,401
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39	983,420	19,126
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39	512,470	12,704
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39	42,623	6
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	7,881,647	1,029,498
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	15,973,386	2,577,987
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	2,855,869	67,970
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	2,998,237	313,166
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	4,738,432	540,655
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	4,433,051	627,088
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	2,225,702	269,866
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,215,006	143,905
Ser. 12-136, IO, 3.50%, 11/20/42	8,170,667	1,260,569
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	9,866,170	751,408
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	1,983,221	138,655
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,076,895	264,998
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39	2,185,931	18,275
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	5,180,267	214,987
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,702,312	76,604
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36	2,292,486	76,047
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40	3,295,409	57,554
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40	1,541,851	42,401
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	3,278,551	245,891
Ser. 16-H18, Class QI, IO, 2.957%, 6/20/66 W	20,695,222	1,834,300
Ser. 16-H24, Class KI, IO, 2.876%, 11/20/66 W	10,386,832	1,017,993
Ser. 18-H02, IO, 2.728%, 1/20/68 W	9,118,735	819,309
Ser. 17-H25, Class AI, IO, 2.714%, 12/20/67 W	7,661,170	692,892
Ser. 15-H10, Class HI, IO, 2.676%, 4/20/65 W	23,399,869	1,666,071
Ser. 16-H13, Class IK, IO, 2.635%, 6/20/66 W	20,899,148	2,341,645
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	25,699,830	3,380,399
Ser. 15-H13, Class AI, IO, 2.495%, 6/20/65 W	20,967,696	1,543,537
Ser. 17-H04, Class BI, IO, 2.481%, 2/20/67 W	15,904,504	1,531,636
FRB Ser. 15-H16, Class XI, IO, 2.444%, 7/20/65 W	11,181,282	977,244
Ser. 16-H04, Class HI, IO, 2.384%, 7/20/65 W	15,696,956	918,272
Ser. 17-H14, Class LI, IO, 2.383%, 6/20/67 W	9,784,716	934,656
Ser. 16-H23, Class NI, IO, 2.361%, 10/20/66 W	34,121,668	2,903,754
Ser. 16-H17, Class DI, IO, 2.353%, 7/20/66 W	21,408,434	1,662,793
Ser. 16-H27, Class GI, IO, 2.348%, 12/20/66 W	24,639,171	2,651,027
Ser. 18-H02, Class IM, IO, 2.33%, 2/20/68 W	12,705,019	1,407,932
Ser. 17-H25, Class CI, IO, 2.307%, 12/20/67 W	21,701,734	2,427,968
Ser. 18-H01, Class XI, IO, 2.306%, 1/20/68 W	17,248,662	2,018,076
Ser. 16-H07, Class PI, IO, 2.301%, 3/20/66 W	30,712,308	2,956,551
Ser. 17-H14, Class JI, IO, 2.261%, 6/20/67 W	7,804,618	900,723
Ser. 17-H20, Class AI, IO, 2.234%, 10/20/67 W	31,148,435	3,075,908
Ser. 17-H06, Class MI, IO, 2.227%, 2/20/67 W	25,060,305	2,157,191
Ser. 16-H24, Class JI, IO, 2.194%, 11/20/66 W	5,403,237	512,205

24 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H03, Class KI, IO, 2.188%, 1/20/67 W	$23,991,017	$2,564,640
Ser. 15-H20, Class CI, IO, 2.183%, 8/20/65 W	26,984,239	2,301,756
Ser. 16-H06, Class DI, IO, 2.167%, 7/20/65 W	20,247,565	1,215,421
Ser. 17-H25, IO, 2.162%, 11/20/67 W	13,562,144	1,186,688
Ser. 16-H24, IO, 2.147%, 9/20/66 W	16,856,735	1,620,033
Ser. 17-H09, IO, 2.119%, 4/20/67 W	14,395,480	1,057,089
Ser. 16-H01, Class HI, IO, 2.109%, 10/20/65 W	9,362,481	679,098
Ser. 16-H06, Class HI, IO, 2.079%, 2/20/66 W	16,755,539	1,171,514
Ser. 15-H24, Class HI, IO, 2.042%, 9/20/65 W	18,477,794	891,018
Ser. 17-H10, Class MI, IO, 2.004%, 4/20/67 W	16,989,275	1,211,335
Ser. 15-H25, Class BI, IO, 1.933%, 10/20/65 W	13,337,862	1,077,699
Ser. 15-H22, Class AI, IO, 1.933%, 9/20/65 W	29,990,217	2,576,160
Ser. 15-H23, Class TI, IO, 1.906%, 9/20/65 W	18,254,537	1,484,094
Ser. 17-H23, Class BI, IO, 1.883%, 11/20/67 W	11,727,808	965,199
Ser. 15-H23, Class DI, IO, 1.85%, 9/20/65 W	5,635,083	417,560
Ser. 17-H16, Class HI, IO, 1.802%, 8/20/67 W	11,730,224	843,673
Ser. 16-H03, Class AI, IO, 1.732%, 1/20/66 W	17,170,312	1,187,018
Ser. 16-H10, Class AI, IO, 1.718%, 4/20/66 W	27,197,484	1,492,217
Ser. 14-H25, Class BI, IO, 1.688%, 12/20/64 W	17,246,689	1,054,118
Ser. 14-H21, Class AI, IO, 1.634%, 10/20/64 W	20,920,397	1,497,733
Ser. 16-H06, Class AI, IO, 1.589%, 2/20/66 W	11,606,434	895,100
Ser. 17-H06, Class EI, IO, 1.588%, 2/20/67 W	11,370,436	621,963
Ser. 14-H18, Class CI, IO, 1.579%, 9/20/64 W	13,548,382	950,216
Ser. 15-H04, Class AI, IO, 1.571%, 12/20/64 W	20,196,292	1,276,406
Ser. 16-H04, Class KI, IO, 1.526%, 2/20/66 W	17,936,381	1,011,773
Ser. 17-H08, Class NI, IO, 1.489%, 3/20/67 W	14,599,601	1,238,046
Ser. 16-H08, Class GI, IO, 1.424%, 4/20/66 W	13,294,078	610,477
Ser. 18-H04, Class JI, IO, 1.249%, 3/20/68 W	18,408,669	1,721,211
FRB Ser. 11-H07, Class FI, IO, 1.233%, 2/20/61 W	32,775,130	855,431
Ser. 12-H11, Class FI, IO, 1.203%, 2/20/62 W	25,218,018	726,102
Ser. 18-H05, Class ID, IO, 1.202%, 3/20/68 W	8,547,659	833,089
Ser. 17-H08, Class EI, IO, 1.031%, 2/20/67 W	17,819,804	1,688,123
Ser. 11-H16, Class FI, IO, 1.029%, 7/20/61 W	20,726,778	652,686
Ser. 17-H08, Class GI, IO, 0.914%, 2/20/67 W	14,380,218	1,720,464
Ser. 10-151, Class KO, PO, zero %, 6/16/37	488,094	436,680
Ser. 06-36, Class OD, PO, zero %, 7/16/36	4,914	4,423
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO,
0.431%, 9/19/27 W	391,118	1,486
		287,782,568
Commercial mortgage-backed securities (19.7%)
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10,
Class D, 3.00%, 7/15/49	2,382,000	2,103,227
BANK FRB Ser. 20-BN25, Class C, 3.354%, 1/15/63 W	1,640,000	1,650,207
BANK 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	1,685,000	1,443,368
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E,
3.25%, 8/15/52	1,810,000	1,449,453
Bear Stearns Commercial Mortgage Securities Trust FRB
Ser. 07-T26, Class AJ, 5.432%, 1/12/45 W	1,472,000	1,203,360

Mortgage Securities Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Benchmark Mortgage Trust 144A Ser. 19-B11, Class D,
3.00%, 5/15/52	$1,469,000	$1,323,980
CD Commercial Mortgage Trust FRB Ser. 17-CD4, Class C,
4.35%, 5/10/50 W	1,239,000	1,330,921
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.369%, 9/15/48 W	888,000	861,346
Ser. 13-GC11, Class C, 4.134%, 4/10/46 W	958,000	997,485
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class C, 4.877%, 9/10/45 W	1,273,000	1,260,228
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 4.969%, 3/10/47 W	951,000	993,371
FRB Ser. 14-CR16, Class C, 4.907%, 4/10/47 W	1,052,000	1,119,877
FRB Ser. 14-UBS3, Class C, 4.739%, 6/10/47 W	956,000	994,320
FRB Ser. 14-UBS4, Class C, 4.656%, 8/10/47 W	1,158,060	1,194,926
FRB Ser. 18-COR3, Class C, 4.561%, 5/10/51 W	1,041,000	1,119,137
Ser. 13-LC6, Class C, 4.242%, 1/10/46 W	1,677,000	1,727,310
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.306%, 8/10/46 W	2,373,000	2,244,267
FRB Ser. 14-CR17, Class D, 4.847%, 5/10/47 W	3,623,000	3,427,046
FRB Ser. 14-UBS3, Class D, 4.769%, 6/10/47 W	1,679,000	1,691,028
FRB Ser. 14-CR19, Class D, 4.709%, 8/10/47 W	2,082,000	1,931,563
FRB Ser. 14-CR14, Class D, 4.619%, 2/10/47 W	1,130,000	1,028,300
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	1,911,545
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	876,314
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B,
4.476%, 3/15/52	1,540,000	1,693,628
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.89%, 11/15/51 W	1,300,000	1,308,970
Ser. 20-C19, Class D, 2.50%, 3/15/53	1,025,000	885,073
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC2A, Class D, 5.615%, 7/10/44 W	2,137,000	2,108,529
FRB Ser. 11-LC3A, Class D, 5.351%, 8/10/44 W	4,854,000	4,714,753
FREMF Mortgage Trust 144A
FRB Ser. 19-KF65, Class B, (1 Month US LIBOR + 2.40%),
2.519%, 7/25/29	1,891,323	1,910,000
FRB Ser. 19-KF66, Class B, (1 Month US LIBOR + 2.40%),
2.519%, 7/25/29	1,803,045	1,816,394
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.403%, 2/10/46 W	2,147,000	1,927,572
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	1,148,000	1,186,321
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47 W	4,153,000	3,446,990
FRB Ser. 14-GC20, Class C, 4.96%, 4/10/47 W	1,762,000	1,649,899
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47 W	1,596,000	1,673,511
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 8/10/43 W	1,486,000	743,865
FRB Ser. 12-GC6, Class C, 5.652%, 1/10/45 W	1,082,000	1,078,289
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47 W	5,349,000	3,313,646

26 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47 W	$1,465,000	$1,369,847
FRB Ser. 13-C12, Class C, 4.105%, 7/15/45 W	1,418,000	1,464,311
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.702%, 8/15/46 W	4,088,000	2,800,258
FRB Ser. 14-C19, Class C19, 4.674%, 4/15/47 W	2,032,000	1,747,520
FRB Ser. 13-C12, Class E, 4.105%, 7/15/45 W	1,235,000	923,473
FRB Ser. 14-C23, Class D, 3.972%, 9/15/47 W	1,877,000	1,872,311
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	1,858,000	1,777,720
FRB Ser. 17-C7, Class C, 4.173%, 10/15/50 W	1,499,000	1,618,920
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	2,700,657	2,241,544
FRB Ser. 12-CBX, Class B, 4.913%, 6/15/45 W	1,360,000	1,311,401
FRB Ser. 13-LC11, Class D, 4.168%, 4/15/46 W	2,891,000	2,274,666
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	740,727
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.789%, 2/15/46 W	3,045,000	1,899,547
FRB Ser. 11-C3, Class E, 5.789%, 2/15/46 W	1,629,000	479,030
FRB Ser. 10-C2, Class D, 5.722%, 11/15/43 W	1,295,000	1,121,341
FRB Ser. 11-C4, Class C, 5.419%, 7/15/46 W	1,148,000	1,143,298
FRB Ser. 13-C16, Class D, 5.023%, 12/15/46 W	2,285,000	2,336,728
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C,
5.324%, 12/12/49 W	249,863	249,863
Morgan Stanley Bank of America Merrill Lynch Trust FRB
Ser. 16-C29, Class C, 4.748%, 5/15/49 W	2,056,000	2,138,341
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.764%, 10/15/46 W	1,004,000	802,131
FRB Ser. 13-C12, Class E, 4.764%, 10/15/46 W	3,843,584	1,729,054
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45 W	1,288,000	811,440
FRB Ser. 15-C23, Class D, 4.145%, 7/15/50 W	1,906,000	1,872,999
FRB Ser. 13-C9, Class D, 4.115%, 5/15/46 W	1,234,000	1,122,940
FRB Ser. 13-C10, Class F, 4.082%, 7/15/46 W	2,316,000	741,120
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.419%, 3/15/45 W	1,038,000	943,289
FRB Ser. 12-C4, Class E, 5.419%, 3/15/45 W	2,436,000	1,242,360
FRB Ser. 11-C3, Class E, 5.261%, 7/15/49 W	8,047,130	6,449,524
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, (1 Month US LIBOR + 3.75%),
3.859%, 3/25/50	2,630,000	2,713,274
FRB Ser. 19-01, Class M10, (1 Month US LIBOR + 3.25%),
3.359%, 10/15/49	6,245,000	6,204,362
FRB Ser. 19-01, Class M7, 1.809%, 10/15/49	1,246,525	1,240,304
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.57%, 5/10/45 W	4,617,000	3,604,657
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45 W	2,266,000	821,700
Ser. 18-C11, Class D, 3.00%, 6/15/51 W	1,265,000	1,008,896
Ser. 18-C10, Class D, 3.00%, 5/15/51	1,258,000	1,049,321

Mortgage Securities Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class D, 4.47%, 12/10/45 W	$1,741,000	$1,023,341
Ser. 13-C6, Class B, 3.875%, 4/10/46 W	2,725,000	2,780,076
UBS-Citigroup Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class B, 6.051%, 1/10/45 W	1,745,000	1,779,661
FRB Ser. 11-C1, Class D, 6.051%, 1/10/45 W	3,176,000	2,842,992
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C48, Class C, 5.12%, 1/15/52 W	744,000	817,235
FRB Ser. 18-C46, Class C, 4.978%, 8/15/51 W	823,000	897,155
FRB Ser. 20-C57, Class C, 4.024%, 8/15/53 W	1,765,000	1,878,742
FRB Ser. 20-C56, Class C, 3.75%, 6/15/53 W	1,217,000	1,239,648
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.226%, 6/15/44 W	1,659,568	1,152,637
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45 W	5,183,466	4,410,730
FRB Ser. 12-C9, Class E, 4.811%, 11/15/45 W	2,012,000	1,422,454
		145,452,907
Residential mortgage-backed securities (non-agency) (20.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.299%, 5/25/47	6,537,071	3,758,670
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48 W	750,000	771,890
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C,
Class 1A3, 6.528%, 11/28/36	7,546,734	7,649,049
Bear Stearns Alt-A Trust
FRB Ser. 05-8, Class 21A1, 2.548%, 10/25/35 W	609,565	539,153
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%),
0.609%, 1/25/36	349,795	431,093
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class B1, (1 Month US LIBOR + 4.75%), 4.859%,
10/25/27 (Bermuda)	498,000	503,171
FRB Ser. 17-1, Class M2, (1 Month US LIBOR + 3.35%), 3.459%,
10/25/27 (Bermuda)	3,092,648	3,106,871
FRB Ser. 18-2A, Class M1C, (1 Month US LIBOR + 1.60%), 1.709%,
8/25/28 (Bermuda)	797,662	797,572
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.349%, 6/25/36	8,710,000	8,421,419
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1,
(1 Month US LIBOR + 0.18%), 0.291%, 2/20/47	2,720,863	2,127,504
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1,
(1 Month US LIBOR + 0.18%), 0.289%, 6/25/47	5,716,869	5,445,282
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR
+ 2.85%), 2.959%, 1/25/30	765,000	717,471
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
(1 Month US LIBOR + 9.35%), 9.459%, 4/25/28	330,382	386,035
Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQA1,
Class B, (1 Month US LIBOR + 8.80%), 8.909%, 3/25/28	2,718,519	2,935,077
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
(1 Month US LIBOR + 5.15%), 5.259%, 10/25/29	1,235,000	1,322,716
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.109%, 12/25/28	5,168,624	5,430,567

28 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1,
(1 Month US LIBOR + 4.75%), 4.859%, 12/25/29	$250,000	$261,420
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 4.859%, 10/25/24	235,627	238,416
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2,
(1 Month US LIBOR + 3.55%), 3.659%, 8/25/29	909,345	932,387
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2,
(1 Month US LIBOR + 3.45%), 3.559%, 10/25/29	1,703,000	1,763,219
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2,
(1 Month US LIBOR + 3.25%), 3.359%, 7/25/29	338,846	347,770
Structured Agency Credit Risk Debt FRN Ser. 18-DNA1, Class B1,
(1 Month US LIBOR + 3.15%), 3.259%, 7/25/30	3,884,000	3,841,975
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2,
(1 Month US LIBOR + 2.65%), 2.759%, 12/25/29	2,738,760	2,755,946
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2,
(1 Month US LIBOR + 2.30%), 2.409%, 9/25/30	2,812,654	2,812,651
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2,
(1 Month US LIBOR + 11.25%), 11.368%, 4/25/49	637,000	712,996
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2,
(1 Month US LIBOR + 11.00%), 11.109%, 10/25/48	2,108,000	2,400,476
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2,
(1 Month US LIBOR + 10.75%), 10.859%, 1/25/49	4,520,000	4,932,869
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2,
(1 Month US LIBOR + 10.50%), 10.618%, 3/25/49	282,000	314,847
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4,
Class B2, (1 Month US LIBOR + 10.00%), 10.118%, 8/25/50	2,647,000	3,024,198
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B2, (1 Month US LIBOR + 10.00%), 10.109%, 7/25/50	916,000	1,025,920
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2,
(1 Month US LIBOR + 8.15%), 8.268%, 7/25/49	393,000	405,591
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2,
(1 Month US LIBOR + 6.25%), 6.359%, 10/25/49	2,980,000	2,894,817
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3,
Class B1, (1 Month US LIBOR + 5.75%), 5.859%, 7/25/50	2,319,000	2,431,992
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3,
Class FTR3, (1 Month US LIBOR + 4.80%), 4.918%, 9/25/47	371,000	357,551
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M,
4.75%, 8/25/58 W	1,129,000	1,181,670
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3,
4.75%, 8/25/57 W	876,000	918,465
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M,
4.50%, 2/25/59 W	485,000	503,512
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1,
(1 Month US LIBOR + 4.25%), 4.359%, 10/25/48	1,347,000	1,365,521
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1,
(1 Month US LIBOR + 3.70%), 3.809%, 12/25/30	2,018,000	2,023,128
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 2.759%, 1/25/49	777,631	782,024

Mortgage Securities Fund 29

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 2.568%, 3/25/49	$292,055	$292,420
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.459%, 2/25/49	1,391,374	1,393,043
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B,
(1 Month US LIBOR + 12.75%), 12.859%, 10/25/28	467,685	565,981
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
(1 Month US LIBOR + 11.75%), 11.859%, 10/25/28	2,825,949	3,418,184
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B,
(1 Month US LIBOR + 10.25%), 10.359%, 1/25/29	783,711	914,003
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 5.809%, 4/25/28	462,279	490,353
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1,
(1 Month US LIBOR + 5.50%), 5.609%, 9/25/29	2,538,000	2,732,269
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 5.409%, 10/25/28	2,104,403	2,212,236
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1,
(1 Month US LIBOR + 4.50%), 4.609%, 12/25/30	2,530,000	2,613,676
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.559%, 5/25/30	2,739,000	2,818,648
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1,
(1 Month US LIBOR + 4.45%), 4.559%, 2/25/30	3,913,000	4,010,825
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2,
(1 Month US LIBOR + 4.45%), 4.559%, 1/25/29	317,304	330,767
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1,
(1 Month US LIBOR + 4.15%), 4.259%, 2/25/30	3,742,000	3,827,617
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1,
(1 Month US LIBOR + 4.10%), 4.209%, 3/25/31	1,273,000	1,277,869
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1,
(1 Month US LIBOR + 4.00%), 4.109%, 5/25/30	3,800,000	3,895,116
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1,
(1 Month US LIBOR + 3.75%), 3.859%, 3/25/31	1,687,000	1,681,105
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1,
(1 Month US LIBOR + 3.75%), 3.859%, 10/25/30	1,154,000	1,162,655
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1,
(1 Month US LIBOR + 3.60%), 3.709%, 1/25/30	7,485,000	7,612,806
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2,
(1 Month US LIBOR + 3.55%), 3.659%, 7/25/29	2,531,250	2,605,006
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2,
(1 Month US LIBOR + 3.00%), 3.109%, 10/25/29	4,240,724	4,328,736
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.459%, 1/25/31	297,602	297,602
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2,
(1 Month US LIBOR + 2.25%), 2.359%, 7/25/30	319,415	319,415
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2,
(1 Month US LIBOR + 2.20%), 2.309%, 8/25/30	2,310,180	2,306,726

30 Mortgage Securities Fund

	Principal
MORTGAGE-BACKED SECURITIES (79.7%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1B1, (1 Month US LIBOR + 6.75%), 6.859%, 2/25/40	$2,355,000	$2,161,551
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1,
(1 Month US LIBOR + 4.35%), 4.459%, 7/25/31	653,000	661,163
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1,
Class 1M2, (1 Month US LIBOR + 3.65%), 3.759%, 2/25/40	1,887,000	1,888,948
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1,
(1 Month US LIBOR + 3.25%), 3.359%, 1/25/40	347,000	329,634
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1,
(1 Month US LIBOR + 3.00%), 3.109%, 1/25/40	311,000	291,197
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.559%, 7/25/31	85,525	85,685
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month
US LIBOR + 0.52%), 0.37%, 5/19/35	1,127,280	567,380
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1,
(1 Month US LIBOR + 0.32%), 0.429%, 11/25/36	1,842,181	1,714,767
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2,
4.25%, 1/25/59	1,220,000	1,218,780
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2,
(1 Month US LIBOR + 0.93%), 1.039%, 11/25/34	745,994	735,261
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month
US LIBOR + 2.85%), 2.959%, 7/25/28 (Bermuda)	2,980,000	2,978,011
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.459%,
7/25/29 (Bermuda)	695,000	695,244
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.609%,
7/25/29 (Bermuda)	574,000	574,288
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR
+ 4.00%), 4.109%, 4/25/27 (Bermuda)	657,330	657,722
Pretium Mortgage Credit Partners, LLC 144A FRB Ser. 20-RPL1,
Class A1, 3.819%, 5/27/60	986,230	992,532
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1,
Class B1, (1 Month US LIBOR + 3.00%), 3.109%, 2/25/30	430,000	419,628
Starwood Mortgage Residential Trust 144A Ser. 19-1, Class M1,
3.764%, 6/25/49 W	980,000	980,551
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7,
Class A1BG, (1 Month US LIBOR + 0.12%), 0.229%, 8/25/36	433,414	410,082
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2,
3.75%, 12/25/58 W	862,000	917,286
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8,
Class 2AC2, (1 Month US LIBOR + 0.92%), 1.038%, 7/25/45	773,734	748,289
Wells Fargo Home Equity Asset-Backed Securities Trust FRB
Ser. 07-2, Class A3, (1 Month US LIBOR + 0.23%), 0.339%, 4/25/37	1,185,320	1,157,169
		153,865,127
Total mortgage-backed securities (cost $605,454,523)		$587,100,602

Mortgage Securities Fund 31

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (62.8%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (10.9%)
Government National Mortgage Association Adjustable Rate Mortgages
(1 Yr Monthly Treasury Average CMT Index + 1.50%), 2.25%, 7/20/26	$5,170	$5,252
Government National Mortgage Association Pass-Through Certificates
7.50%, 10/20/30	29,847	34,831
6.00%, 1/15/29	1	1
5.50%, with due dates from 8/15/35 to 5/20/49	202,767	232,734
5.00%, with due dates from 5/20/49 to 3/20/50	630,662	708,824
4.70%, with due dates from 5/20/67 to 8/20/67	572,091	652,030
4.66%, 9/20/65	124,289	136,230
4.603%, 6/20/67	550,167	621,617
4.50%, TBA, 4/1/51	2,000,000	2,163,281
4.50%, with due dates from 2/20/34 to 1/20/50	9,961,118	11,118,690
4.497%, 3/20/67	571,038	647,698
4.327%, 5/20/67	224,373	255,655
4.00%, with due dates from 9/20/44 to 1/20/50	3,214,762	3,526,947
3.50%, with due dates from 8/20/49 to 3/20/50	1,714,633	1,856,218
3.00%, TBA, 4/1/51	44,000,000	45,797,814
3.00%, with due dates from 3/20/43 to 10/20/44	1,505,704	1,610,406
2.00%, TBA, 4/1/51	11,000,000	11,093,672
		80,461,900
U.S. Government Agency Mortgage Obligations (51.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29	127,169	145,880
6.00%, 9/1/21	60	60
4.50%, with due dates from 1/1/37 to 6/1/37	102,067	113,142
Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 4/1/21 to 8/1/22	10,085	10,188
5.00%, with due dates from 1/1/49 to 8/1/49	302,246	337,968
4.50%, with due dates from 3/1/39 to 5/1/49	706,529	781,481
4.00%, with due dates from 2/1/45 to 6/1/46	704,802	773,992
3.50%, with due dates from 5/1/56 to 6/1/56	6,798,733	7,489,174
3.50%, with due dates from 10/1/44 to 1/1/47	11,863,693	12,932,558
2.50%, 3/1/43	19,231,379	19,885,161
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/51	11,400,000	12,851,732
5.50%, TBA, 4/1/51	52,000,000	58,126,307
4.50%, TBA, 4/1/51	95,000,000	103,438,670
3.00%, TBA, 5/1/51	16,000,000	16,664,374
2.50%, TBA, 5/1/51	17,000,000	17,395,117
2.50%, TBA, 4/1/51	105,000,000	107,666,013
2.00%, TBA, 5/1/51	8,000,000	7,961,875
2.00%, TBA, 4/1/51	16,000,000	15,951,250
		382,524,942
Total U.S. government and agency mortgage obligations (cost $460,199,272)		$462,986,842

32 Mortgage Securities Fund

	Principal
U.S. TREASURY OBLIGATIONS (0.2%)*	amount	Value
U.S. Treasury Bonds 2.25%, 8/15/46 [i]	$582,000	$567,171
U.S. Treasury Inflation Index Notes 0.125%, 7/15/22 [i]	587,922	612,488
Total U.S. treasury obligations (cost $1,179,659)		$1,179,659

	Principal
ASSET-BACKED SECURITIES (5.4%)*	amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE,
(BBA LIBOR USD 3 Month + 2.90%), 3.088%, 7/25/24	$3,503,000	$3,503,000
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1,
2.09%, 9/25/26 W	511,000	510,949
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%),
1.009%, 10/25/53	1,639,000	1,639,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%),
0.909%, 11/25/53	987,000	987,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.909%, 6/25/52	2,841,000	2,839,224
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4,
Class A1, (1 Month US LIBOR + 1.35%), 1.456%, 4/23/23	985,000	984,925
Mortgage Repurchase Agreement Financing Trust 144A FRB
Ser. 20-5, Class A1, (1 Month US LIBOR + 1.00%), 1.106%, 8/10/23	1,184,000	1,184,000
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%),
1.95%, 7/21/21	2,155,000	2,155,336
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%),
1.90%, 4/23/21	2,255,000	2,255,352
FRB Ser. 21-5, Class A1X, (1 Month US LIBOR + 1.75%),
1.856%, 7/26/21	2,255,000	2,255,352
FRB Ser. 21-EBO1, Class A1X, (1 Month US LIBOR + 1.75%),
1.459%, 10/8/21	1,980,000	1,980,000
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%),
1.456%, 7/15/21	2,117,000	2,117,330
FRB Ser. 21-8, Class A1X, (1 Month US LIBOR + 1.15%),
1.254%, 10/15/21	2,139,000	2,139,000
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4,
5.682%, 11/25/29 W	2,079,000	2,075,593
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%),
1.857%, 9/7/21	2,063,000	2,063,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%),
1.607%, 10/10/21	2,339,000	2,339,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%),
1.477%, 12/10/21	2,322,000	2,322,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%),
1.259%, 6/25/51	2,082,000	2,082,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%),
0.91%, 4/25/22	4,213,000	4,213,000
Total asset-backed securities (cost $39,648,985)		$39,645,061

Mortgage Securities Fund 33

PURCHASED SWAP OPTIONS OUTSTANDING (3.7%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
3.312/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	$73,288,200	$6,719,062
(3.312)/3 month USD-LIBOR-BBA/Nov-38	Nov-28/3.312	73,288,200	2,893,418
(1.185)/3 month USD-LIBOR-BBA/Dec-25	Dec-23/1.185	51,153,500	759,118
(0.95)/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	11,442,500	84,903
0.485/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.485	51,153,500	39,900
0.95/3 month USD-LIBOR-BBA/Apr-26	Apr-21/0.95	11,442,500	17,393
Barclays Bank PLC
(1.70)/3 month USD-LIBOR-BBA/Jun-31
(United Kingdom)	Jun-21/1.70	285,000,000	6,033,450
(1.08)/3 month USD-LIBOR-BBA/Jun-26
(United Kingdom)	Jun-21/1.08	308,767,600	2,655,401
1.483/3 month USD-LIBOR-BBA/May-31
(United Kingdom)	May-21/1.483	150,000,000	304,500
Citibank, N.A.
(2.023)/3 month USD-LIBOR-BBA/Jun-51	Jun-21/2.023	5,640,600	337,026
(1.736)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	23,390,500	228,759
1.736/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.736	23,390,500	117,888
(0.271)/3 month USD-LIBOR-BBA/Jun-23	Jun-21/0.271	67,687,000	109,653
0.915/3 month USD-LIBOR-BBA/Jul-31	Jul-21/0.915	20,958,600	4,401
Goldman Sachs International
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	21,113,200	508,828
(1.62)/3 month USD-LIBOR-BBA/Aug-31	Aug-21/1.62	12,368,200	398,380
1.065/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.065	41,917,200	42
JPMorgan Chase Bank N.A.
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81	191,187,400	2,997,818
Morgan Stanley & Co. International PLC
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	1,754,961
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613	17,746,600	348,011
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904	9,048,500	8,325
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	2,394,000	777,787
Total purchased swap options outstanding (cost $26,583,205)			$27,099,024

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty	price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Call)	Apr-21/$106.16	$122,000,000	$122,000,000	$122
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Call)	Apr-21/107.16	100,000,000	100,000,000	100
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Call)	May-21/99.97	199,000,000	199,000,000	1,013,109
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Call)	May-21/102.78	148,000,000	148,000,000	535,168

34 Mortgage Securities Fund

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.3%)*	date/strike	Notional	Contract
Counterparty cont.	price	amount	amount	Value
JPMorgan Chase Bank N.A. cont.
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Apr-21/$104.97	$351,000,000	$351,000,000	$351
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	May-21/105.75	287,000,000	287,000,000	663,831
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Call)	May-21/107.44	119,000,000	119,000,000	180,523
Total purchased options outstanding (cost $4,002,813)				$2,393,204

	Principal amount/
SHORT-TERM INVESTMENTS (19.9%)*		shares	Value
Putnam Government Money Market Fund Class P 0.01% L	Shares	10,000	$10,000
Putnam Short Term Investment Fund 0.09% L	Shares	19,095,198	19,095,198
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.04% P	Shares	3,595,000	3,595,000
U.S. Treasury Bills 0.056%, 5/25/21 ∆		$14,000,000	13,999,633
U.S. Treasury Bills 0.084%, 5/13/21 ∆		8,100,000	8,099,787
U.S. Treasury Bills 0.088%, 4/8/21 ∆		800,000	799,999
U.S. Treasury Bills 0.089%, 5/6/21 ∆		3,186,000	3,185,946
U.S. Treasury Bills 0.090%, 4/15/21 ∆		2,400,000	2,399,986
U.S. Treasury Bills 0.036%, 6/3/21 ∆		7,500,000	7,499,770
U.S. Treasury Bills 0.043%, 6/10/21 ∆		15,300,000	15,299,509
U.S. Treasury Bills 0.035%, 6/17/21 ∆		11,000,000	10,999,641
U.S. Treasury Bills zero %, 7/29/21 [i]		1,176,000	1,175,882
U.S. Treasury Cash Management Bills 0.034%, 6/1/21 ∆		11,800,000	11,799,700
U.S. Treasury Cash Management Bills 0.015%, 6/29/21 ∆		9,800,000	9,799,758
U.S. Treasury Cash Management Bills 0.023%, 7/20/21 # ∆		12,900,000	12,899,291
U.S. Treasury Cash Management Bills 0.046%, 7/13/21 # ∆		10,100,000	10,099,480
U.S. Treasury Cash Management Bills 0.010%, 7/6/21 # ∆		6,300,000	6,299,782
U.S. Treasury Cash Management Bills 0.016%, 7/27/21 # ∆ §		9,400,000	9,399,389
Total short-term investments (cost $146,453,347)			$146,457,751

TOTAL INVESTMENTS
Total investments (cost $1,283,521,804)			$1,266,862,143

Key to holding’s abbreviations

bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only

Mortgage Securities Fund 35

OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2020 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $736,720,995.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $2,640,737 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $106,583,653 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,245,475 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $666,468,152 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	5,718	$1,262,114,482	$1,262,114,482	Jun-21	$1,195,442
U.S. Treasury Note 5 yr (Short)	566	69,843,516	69,843,516	Jun-21	92,465
Unrealized appreciation					1,287,907
Unrealized (depreciation)					—
Total					$1,287,907

36 Mortgage Securities Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $50,252,711) (Unaudited)
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985	$51,153,500	$382,117
2.074/3 month USD-LIBOR-BBA/Dec-53	Dec-23/2.074	4,092,300	583,644
3.195/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	2,093,057
(3.195)/3 month USD-LIBOR-BBA/Nov-55	Nov-25/3.195	34,601,700	7,470,502
Barclays Bank PLC
(1.08)/3 month USD-LIBOR-BBA/Jun-26	Jun-21/1.08	308,767,600	1,685,871
(1.70)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.70	285,000,000	2,579,250
1.483/3 month USD-LIBOR-BBA/May-31	May-21/1.483	150,000,000	4,884,000
Citibank, N.A.
(1.242)/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	3,584,700	4
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	515,015
1.722/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.722	28,202,900	516,113
1.242/3 month USD-LIBOR-BBA/Apr-51	Apr-21/1.242	3,584,700	796,951
1.415/3 month USD-LIBOR-BBA/Jul-31	Jul-21/1.415	20,958,600	914,214
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865	14,564,900	1,407,843
Goldman Sachs International
(1.165)/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.165	20,958,600	21
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823	84,452,600	271,093
1.564/3 month USD-LIBOR-BBA/May-31	May-21/1.564	19,789,100	501,852
1.465/3 month USD-LIBOR-BBA/Apr-31	Apr-21/1.465	20,958,600	630,016
2.9425/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	1,046,700
(2.9425)/3 month USD-LIBOR-BBA/Feb-34	Feb-24/2.9425	36,043,400	2,671,537
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	26,518
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	52,286
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	77,402
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333	16,369,000	107,872
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	718,924
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07	9,579,400	738,476
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968	5,302,800	792,875
(1.81)/3 month USD-LIBOR-BBA/Jun-31	Jun-21/1.81	191,187,400	2,653,681
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229	35,660,900	3,358,544
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664	36,194,000	362
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	232,658
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	766,235
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	786,722
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512	17,746,600	1,247,941
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97	18,291,600	1,322,666
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01	18,291,600	1,360,346
2.7875/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	2,145,515
(2.7875)/3 month USD-LIBOR-BBA/Apr-59	Apr-29/2.7875	21,626,000	3,807,906

Mortgage Securities Fund 37

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/21 (premiums $50,252,711) (Unaudited) cont.
Counterparty		Notional/
Fixed Obligation % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	$794,600	$23,886
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17	1,589,200	479,271
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05	31,578,000	813,765
UBS AG
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	565,824
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	16,895,300	1,502,499
Total			$52,531,974

WRITTEN OPTIONS OUTSTANDING at 3/31/21 (premiums $4,002,813) (Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount	Value
JPMorgan Chase Bank N.A.
Government National Mortgage
Association 30 yr 3.50% TBA
commitments (Put)	Apr-21/$106.16	$122,000,000	$122,000,000	$781,532
Government National Mortgage
Association 30 yr 4.00% TBA
commitments (Put)	Apr-21/107.16	100,000,000	100,000,000	390,500
Uniform Mortgage-Backed
Securities 30 yr 2.00% TBA
commitments (Put)	May-21/99.97	199,000,000	199,000,000	1,868,013
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	May-21/102.78	148,000,000	148,000,000	1,188,292
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Apr-21/104.97	351,000,000	351,000,000	2,879,604
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	May-21/105.75	287,000,000	287,000,000	686,217
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Put)	May-21/107.44	119,000,000	119,000,000	171,241
Total				$7,965,399

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	$97,081,400	$(895,576)	$2,038,709
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	1,289,023
(0.765)/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	549,490

38 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A. cont.
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	$9,706,600	$(219,604)	$514,935
(1.76)/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	281,093
1.76/3 month USD-LIBOR-BBA/
Jan-29 (Purchased)	Jan-28/1.76	49,314,500	(318,695)	(97,643)
0.765/3 month USD-LIBOR-BBA/
Sep-31 (Purchased)	Sep-21/0.765	6,650,000	(157,605)	(154,347)
2.29/3 month USD-LIBOR-BBA/
Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	(170,111)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275	97,081,400	(895,576)	(867,908)
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(955,249)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075	9,706,600	(4,563,808)	(3,818,384)
(1.115)/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	106,026
(1.29)/3 month USD-LIBOR-BBA/
Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	87,081
1.115/3 month USD-LIBOR-BBA/
Jan-26 (Written)	Jan-25/1.115	49,314,500	207,737	(324,489)
Barclays Bank PLC
0.968/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/0.968	37,466,700	(474,692)	(474,703)
0.968/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.968	37,466,700	470,945	(2,394,122)
Citibank, N.A.
(1.46)/3 month USD-LIBOR-BBA/
Apr-51 (Purchased)	Apr-21/1.46	4,800,000	(174,240)	647,856
(1.625)/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	419,587
(0.462)/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	385,917
(1.007)/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007	5,115,300	(82,740)	311,675
(1.541)/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/1.541	20,958,600	(190,723)	292,163
(1.102)/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	183,713
(1.665)/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/1.665	22,664,600	(200,582)	152,079
(2.285)/3 month USD-LIBOR-BBA/
Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	18,292
2.285/3 month USD-LIBOR-BBA/
Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(6,612)

Mortgage Securities Fund 39

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Citibank, N.A. cont.
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	$4,579,000	$(589,546)	$(30,908)
1.102/3 month USD-LIBOR-BBA/
Nov-32 (Purchased)	Nov-22/1.102	2,455,400	(78,020)	(61,434)
1.007/3 month USD-LIBOR-BBA/
Jun-31 (Purchased)	Jun-21/1.007	5,115,300	(82,740)	(82,049)
1.665/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/1.665	22,664,600	(200,582)	(117,176)
0.462/3 month USD-LIBOR-BBA/
Jun-26 (Purchased)	Jun-21/0.462	16,194,600	(156,885)	(154,982)
1.46/3 month USD-LIBOR-BBA/
Apr-51 (Purchased)	Apr-21/1.46	4,800,000	(174,240)	(174,240)
1.541/3 month USD-LIBOR-BBA/
Apr-31 (Purchased)	Apr-21/1.541	20,958,600	(186,532)	(180,244)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(199,782)
1.625/3 month USD-LIBOR-BBA/
Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	(388,892)
(1.918)/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	565,056
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	410,460
(0.991)/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.991	12,000,000	143,940	143,880
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245	67,957,000	621,807	(60,482)
0.991/3 month USD-LIBOR-BBA/
Apr-31 (Written)	Apr-21/0.991	12,000,000	143,940	(747,600)
1.918/3 month USD-LIBOR-BBA/
Jan-51 (Written)	Jan-31/1.918	16,948,300	2,027,017	(780,808)
Goldman Sachs International
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(818,423)	338,701
(0.955)/3 month USD-LIBOR-BBA/
Apr-26 (Purchased)	Apr-21/0.955	41,917,200	(200,155)	7,126
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(1,934)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(173,648)
0.955/3 month USD-LIBOR-BBA/
Apr-26 (Purchased)	Apr-21/0.955	41,917,200	(200,155)	(184,855)
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727	5,474,400	(502,002)	(189,797)

40 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	$6,092,600	$(703,695)	$309,870
(2.031)/3 month USD-LIBOR-BBA/
Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	304,510
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	243,541
(1.985)/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	232,726
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(441,106)	33,808
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(707,913)	(42,173)
1.985/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(139,039)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902	4,579,000	(491,327)	(177,894)
2.031/3 month USD-LIBOR-BBA/
Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	(179,130)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50	7,631,600	(793,686)	(188,043)
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032	6,092,600	(703,695)	(226,645)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	22,487,600	(3,139,831)	(2,600,466)
(1.168)/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	278,740
1.168/3 month USD-LIBOR-BBA/
Jun-37 (Written)	Jun-27/1.168	6,477,800	416,846	(515,374)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	24,621
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(17,128)
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	(24,772)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	(240,352)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	671,564
(1.937)/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	224,122
(2.405)/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	30,826
2.405/3 month USD-LIBOR-BBA/
Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	(16,471)

Mortgage Securities Fund 41

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Toronto-Dominion Bank cont.
1.937/3 month USD-LIBOR-BBA/
Feb-36 (Purchased)	Feb-26/1.937	$5,742,300	$(300,322)	$(112,894)
1.50/3 month USD-LIBOR-BBA/
Feb-33 (Purchased)	Feb-23/1.50	14,355,800	(493,481)	(293,289)
(2.095)/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	91,619
(1.775)/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	62,035
2.095/3 month USD-LIBOR-BBA/
Feb-56 (Written)	Feb-26/2.095	2,480,200	326,146	(92,387)
1.775/3 month USD-LIBOR-BBA/
Mar-32 (Written)	Mar-22/1.775	7,332,800	199,819	(97,966)
UBS AG
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(1,297,720)	458,217
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	314,766
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	282,847
(1.715)/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	257,661
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	251,334
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	207,070
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983	10,495,200	(166,349)	(99,180)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87	26,238,100	(176,976)	(125,418)
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925	7,871,400	(166,874)	(137,907)
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125	17,746,600	(486,789)	(138,956)
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902	3,148,600	(176,164)	(143,135)
1.715/3 month USD-LIBOR-BBA/
Feb-53 (Purchased)	Feb-23/1.715	2,871,200	(259,126)	(151,140)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	1,120,253	834,556
(0.958)/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958	6,297,100	167,345	128,335
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30	37,711,500	301,470	(136,893)
0.958/3 month USD-LIBOR-BBA/
May-30 (Written)	May-25/0.958	6,297,100	167,345	(310,069)

42 Mortgage Securities Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive		Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration	contract	receivable/	appreciation/
Maturity date	date/strike	amount	(payable)	(depreciation)
Wells Fargo Bank, N.A.
(1.96)/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96	$27,375,600	$(1,853,328)	$887,517
(1.405)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	538,230
(1.3875)/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	392,200
(2.16)/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	189,564
2.16/3 month USD-LIBOR-BBA/
Feb-35 (Purchased)	Feb-25/2.16	8,493,000	(423,588)	(108,371)
1.3875/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.3875	14,355,800	(294,653)	(162,938)
1.405/3 month USD-LIBOR-BBA/
Feb-29 (Purchased)	Feb-24/1.405	20,098,200	(411,511)	(222,286)
1.96/3 month USD-LIBOR-BBA/
Jan-41 (Purchased)	Jan-31/1.96	27,375,600	(1,853,328)	(500,700)
Unrealized appreciation				15,993,141
Unrealized (depreciation)				(19,993,415)
Total				$(4,000,274)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $100,220,938) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Government National Mortgage Association, 3.50%, 4/1/51	$3,000,000	4/21/21	$3,165,000
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	79,000,000	4/14/21	81,005,857
Uniform Mortgage-Backed Securities, 2.00%, 5/1/51	7,000,000	5/13/21	6,966,641
Uniform Mortgage-Backed Securities, 2.00%, 4/1/51	8,000,000	4/14/21	7,975,625
Total			$99,113,123

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$3,938,800	$157,497 E	$(22)	2/2/24	3 month USD-	2.5725% —	$157,475
				LIBOR-BBA —	Semiannually
				Quarterly
10,194,500	398,595 E	(57)	2/2/24	2.528% —	3 month USD-	(398,652)
				Semiannually	LIBOR-BBA —
					Quarterly
67,069,200	6,275,665	(2,022,111)	3/2/31	3 month USD-	2.7725% —	4,400,672
				LIBOR-BBA —	Semiannually
				Quarterly
21,340,200	1,207,514	(4,319)	12/2/23	3 month USD-	2.536% —	1,378,738
				LIBOR-BBA —	Semiannually
				Quarterly

Mortgage Securities Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$7,377,600	$294,632 E	$(1,261)	2/2/24	3 month USD-	2.57% —	$293,371
				LIBOR-BBA —	Semiannually
				Quarterly
13,291,900	461,282 E	(74)	2/2/24	3 month USD-	2.3075% —	461,208
				LIBOR-BBA —	Semiannually
				Quarterly
19,511,000	678,476 E	(109)	2/9/24	3 month USD-	2.32% —	678,367
				LIBOR-BBA —	Semiannually
				Quarterly
4,426,300	38,823 E	(99)	11/20/39	3 month USD-	2.55% —	(38,922)
				LIBOR-BBA —	Semiannually
				Quarterly
12,365,300	487,626	(175)	12/7/30	2.184% —	3 month USD-	(571,872)
				Semiannually	LIBOR-BBA —
					Quarterly
23,311,500	937,332	—	12/14/30	2.1935% —	3 month USD-	(1,087,289)
				Semiannually	LIBOR-BBA —
					Quarterly
9,825,500	214,049 E	—	6/14/52	2.4105% —	3 month USD-	(214,049)
				Semiannually	LIBOR-BBA —
					Quarterly
12,694,400	49,559 E	(143)	6/5/29	3 month USD-	2.2225% —	(49,702)
				LIBOR-BBA —	Semiannually
				Quarterly
1,061,700	1,944 E	(36)	6/22/52	2.3075% —	3 month USD-	1,908
				Semiannually	LIBOR-BBA —
					Quarterly
158,900	2,459 E	(5)	7/5/52	2.25% —	3 month USD-	2,453
				Semiannually	LIBOR-BBA —
					Quarterly
33,028,200	763,744 E	(184)	2/7/24	1.733% —	3 month USD-	(763,928)
				Semiannually	LIBOR-BBA —
					Quarterly
899,900	22,462	(13)	1/22/31	2.035% —	3 month USD-	(25,601)
				Semiannually	LIBOR-BBA —
					Quarterly
8,769,700	803,848 E	(299)	8/8/52	1.9185% —	3 month USD-	803,549
				Semiannually	LIBOR-BBA —
					Quarterly
6,091,800	967,353 E	(208)	9/12/52	1.626% —	3 month USD-	967,146
				Semiannually	LIBOR-BBA —
					Quarterly
145,648,900	882,924	(408,169)	10/15/21	3 month USD-	1.316% —	1,284,404
				LIBOR-BBA —	Semiannually
				Quarterly
151,474,800	1,104,100	(404,105)	10/21/21	3 month USD-	1.5025% —	1,645,643
				LIBOR-BBA —	Semiannually
				Quarterly
28,222,500	102,532	620,521	1/19/31	1.805% —	3 month USD-	428,714
				Semiannually	LIBOR-BBA —
					Quarterly

44 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$28,222,500	$834,257	$(317,731)	1/19/26	3 month USD-	1.629% —	$595,866
				LIBOR-BBA —	Semiannually
				Quarterly
28,222,500	723,117 E	(317,820)	1/20/31	3 month USD-	1.996% —	(1,040,937)
				LIBOR-BBA —	Semiannually
				Quarterly
667,800	60,294 E	(23)	1/16/55	2.032% —	3 month USD-	60,271
				Semiannually	LIBOR-BBA —
					Quarterly
328,500	33,518 E	(11)	1/24/55	3 month USD-	1.977% —	(33,529)
				LIBOR-BBA —	Semiannually
				Quarterly
112,889,900	426,498	61,816	11/3/21	0.83% —	3 month USD-	(714,943)
				Semiannually	LIBOR-BBA —
					Quarterly
112,889,900	758,846	(209,684)	11/3/21	3 month USD-	1.331% —	1,131,475
				LIBOR-BBA —	Semiannually
				Quarterly
3,151,800	731,719 E	(107)	3/4/52	1.265% —	3 month USD-	731,611
				Semiannually	LIBOR-BBA —
					Quarterly
2,740,300	173,283	(39)	3/4/31	3 month USD-	1.101% —	(171,450)
				LIBOR-BBA —	Semiannually
				Quarterly
136,771,900	296,932	(516)	9/8/21	0.68% —	3 month USD-	(339,201)
				Semiannually	LIBOR-BBA —
					Quarterly
295,806,700	605,812	(1,115)	10/15/21	0.571% —	3 month USD-	(1,235,114)
				Semiannually	LIBOR-BBA —
					Quarterly
22,534,300	4,389,975 E	(768)	1/27/47	3 month USD-	1.27% —	(4,390,743)
				LIBOR-BBA —	Semiannually
				Quarterly
1,903,200	334,398 E	(65)	3/7/50	1.275% —	3 month USD-	334,333
				Semiannually	LIBOR-BBA —
					Quarterly
3,106,600	998,169 E	(106)	3/10/52	0.8725% —	3 month USD-	998,063
				Semiannually	LIBOR-BBA —
					Quarterly
2,220,500	791,675 E	(76)	3/11/52	0.717% —	3 month USD-	791,599
				Semiannually	LIBOR-BBA —
					Quarterly
7,587,200	702,689 E	(107)	3/17/32	3 month USD-	1.03% —	(702,796)
				LIBOR-BBA —	Semiannually
				Quarterly
67,069,200	6,211,547	(8,943,830)	2/18/31	3 month USD-	2.764% —	(2,525,128)
				LIBOR-BBA —	Semiannually
				Quarterly
1,724,300	119,704 E	(21)	3/24/32	3 month USD-	1.07% —	(119,725)
				LIBOR-BBA —	Semiannually
				Quarterly

Mortgage Securities Fund 45

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$861,700	$120,915 E	$(13)	3/24/35	3 month USD-	0.968% —	$(120,928)
				LIBOR-BBA —	Semiannually
				Quarterly
5,098,200	596,535 E	(72)	4/25/32	0.7925% —	3 month USD-	596,463
				Semiannually	LIBOR-BBA —
					Quarterly
615,400	76,073 E	(12)	6/28/37	3 month USD-	1.168% —	(76,085)
				LIBOR-BBA —	Semiannually
				Quarterly
43,489,400	1,053,487	(352)	7/14/25	3 month USD-	0.30% —	(1,047,677)
				LIBOR-BBA —	Semiannually
				Quarterly
20,072,100	1,899,884	(266)	7/15/30	3 month USD-	0.645% —	(1,883,042)
				LIBOR-BBA —	Semiannually
				Quarterly
14,381,900	373,584	(136)	8/31/25	0.3084% —	3 month USD-	371,837
				Semiannually	LIBOR-BBA —
					Quarterly
24,205,800	266,772 E	(135)	7/5/24	0.2429% —	3 month USD-	266,637
				Semiannually	LIBOR-BBA —
					Quarterly
30,944,400	822,843	(250)	8/12/25	3 month USD-	0.277% —	(819,714)
				LIBOR-BBA —	Semiannually
				Quarterly
4,434,100	1,137,861 E	348,839	9/2/52	3 month USD-	1.188% —	(789,022)
				LIBOR-BBA —	Semiannually
				Quarterly
39,558,600	1,054,474	(373)	10/13/25	0.344% —	3 month USD-	1,009,838
				Semiannually	LIBOR-BBA —
					Quarterly
72,213,500	15,887	(272)	9/16/22	3 month USD-	0.214% —	(15,802)
				LIBOR-BBA —	Semiannually
				Quarterly
41,816,700	990,721	(338)	10/13/25	0.41% —	3 month USD-	930,714
				Semiannually	LIBOR-BBA —
					Quarterly
21,033,000	538,108	10,799	10/16/25	3 month USD-	0.37% —	(501,037)
				LIBOR-BBA —	Semiannually
				Quarterly
87,480,000	7,849,668	(59,575)	10/16/30	0.75% —	3 month USD-	7,528,463
				Semiannually	LIBOR-BBA —
					Quarterly
11,665,000	2,796,229	(31,433)	10/16/50	1.16% —	3 month USD-	2,707,989
				Semiannually	LIBOR-BBA —
					Quarterly
5,121,000	1,150,484	(213,848)	1/29/51	1.232% —	3 month USD-	927,635
				Semiannually	LIBOR-BBA —
					Quarterly
7,090,300	535,360	—	12/7/30	3 month USD-	0.932% —	(515,264)
				LIBOR-BBA —	Semiannually
				Quarterly

46 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$5,814,000	$471,550	$—	12/7/30	0.871% —	3 month USD-	$456,195
				Semiannually	LIBOR-BBA —
					Quarterly
41,816,700	939,579	(338)	11/16/25	0.471% —	3 month USD-	875,285
				Semiannually	LIBOR-BBA —
					Quarterly
2,009,400	416,808	(69)	12/17/50	1.305% —	3 month USD-	409,316
				Semiannually	LIBOR-BBA —
					Quarterly
28,134,400	216,635 E	(157)	7/5/24	3 month USD-	0.41% —	(216,792)
				LIBOR-BBA —	Semiannually
				Quarterly
1,494,200	325,011	(1,039)	12/1/50	3 month USD-	1.26% —	(320,019)
				LIBOR-BBA —	Semiannually
				Quarterly
37,631,800	116,659	(237)	12/2/23	0.300% —	3 month USD-	85,011
				Semiannually	LIBOR-BBA —
					Quarterly
40,857,400	4,464,080	(780)	12/2/33	3 month USD-	1.02% —	(4,333,516)
				LIBOR-BBA —	Semiannually
				Quarterly
42,755,600	1,101,983	(346)	12/16/25	3 month USD-	0.428% —	(1,052,556)
				LIBOR-BBA —	Semiannually
				Quarterly
3,338,900	263,075 E	(47)	6/22/31	3 month USD-	1.0025% —	(263,123)
				LIBOR-BBA —	Semiannually
				Quarterly
576,000	92,700	(20)	1/8/51	3 month USD-	1.509% —	(91,027)
				LIBOR-BBA —	Semiannually
				Quarterly
576,000	87,809	(20)	1/8/51	3 month USD-	1.546% —	(86,087)
				LIBOR-BBA —	Semiannually
				Quarterly
40,240,500	837,284	(326)	1/13/26	0.5615% —	3 month USD-	807,576
				Semiannually	LIBOR-BBA —
					Quarterly
7,796,600	461,403 E	(110)	4/15/31	1.165% —	3 month USD-	461,292
				Semiannually	LIBOR-BBA —
					Quarterly
7,545,100	489,752 E	(107)	7/15/31	1.165% —	3 month USD-	489,646
				Semiannually	LIBOR-BBA —
					Quarterly
2,561,000	361,534	(87)	1/19/51	3 month USD-	1.5955% —	(354,593)
				LIBOR-BBA —	Semiannually
				Quarterly
9,600,000	617,712	(127)	1/27/31	1.075% —	3 month USD-	602,871
				Semiannually	LIBOR-BBA —
					Quarterly
35,807,400	291,508 E	(199)	1/31/25	0.735% —	3 month USD-	291,309
				Semiannually	LIBOR-BBA —
					Quarterly

Mortgage Securities Fund 47

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$44,762,000	$2,254,125	$(594)	2/9/31	3 month USD-	1.231% —	$(2,187,231)
				LIBOR-BBA —	Semiannually
				Quarterly
41,917,200	894,136	(95,701)	3/9/26	0.5996% —	3 month USD-	788,040
				Semiannually	LIBOR-BBA —
					Quarterly
8,467,300	177,551	(69)	2/10/26	0.584% —	3 month USD-	172,775
				Semiannually	LIBOR-BBA —
					Quarterly
6,924,700	362,944	(92)	2/16/31	1.212% —	3 month USD-	354,001
				Semiannually	LIBOR-BBA —
					Quarterly
791,600	37,797 E	(11)	8/16/31	1.37% —	3 month USD-	37,785
				Semiannually	LIBOR-BBA —
					Quarterly
84,225,000	3,115,314	(1,117)	2/18/31	3 month USD-	1.377% —	(2,996,437)
				LIBOR-BBA —	Semiannually
				Quarterly
41,119,000	1,571,075	(545)	2/22/31	1.3659% —	3 month USD-	1,517,601
				Semiannually	LIBOR-BBA —
					Quarterly
31,847,000	1,039,359	(422)	2/24/31	1.4255% —	3 month USD-	997,867
				Semiannually	LIBOR-BBA —
					Quarterly
13,240,000	425,282	(176)	2/24/31	1.431% —	3 month USD-	407,958
				Semiannually	LIBOR-BBA —
					Quarterly
6,620,000	204,896	(88)	2/24/31	1.4435% —	3 month USD-	196,148
				Semiannually	LIBOR-BBA —
					Quarterly
5,329,000	167,895	(71)	2/25/31	1.438% —	3 month USD-	161,133
				Semiannually	LIBOR-BBA —
					Quarterly
6,672,000	207,086	(88)	2/25/31	1.443% —	3 month USD-	198,586
				Semiannually	LIBOR-BBA —
					Quarterly
6,646,000	200,370	(88)	2/25/31	1.4525% —	3 month USD-	191,840
				Semiannually	LIBOR-BBA —
					Quarterly
128,070,000	78,635 E	4,303	6/16/23	3 month USD-	0.30% —	(74,332)
				LIBOR-BBA —	Semiannually
				Quarterly
150,669,000	1,409,056 E	776,413	6/16/26	3 month USD-	0.95% —	(632,643)
				LIBOR-BBA —	Semiannually
				Quarterly
57,347,000	999,157 E	709,646	6/16/31	3 month USD-	1.65% —	(289,511)
				LIBOR-BBA —	Semiannually
				Quarterly
2,894,000	151,507 E	127,206	6/16/51	3 month USD-	2.00% —	(24,300)
				LIBOR-BBA —	Semiannually
				Quarterly

48 Mortgage Securities Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$60,410,000	$1,451,229	$(801)	3/2/31	1.51882% —	3 month USD-	$1,386,000
				Semiannually	LIBOR-BBA —
					Quarterly
12,503,000	263,901	(166)	3/5/31	1.5505% —	3 month USD-	251,551
				Semiannually	LIBOR-BBA —
					Quarterly
12,212,000	256,037	(162)	3/5/31	1.552% —	3 month USD-	243,961
				Semiannually	LIBOR-BBA —
					Quarterly
20,958,600	499,087	(278)	3/15/31	1.525% —	3 month USD-	486,424
				Semiannually	LIBOR-BBA —
					Quarterly
4,860,300	75,446 E	(73)	3/20/34	2.29% —	3 month USD-	75,373
				Semiannually	LIBOR-BBA —
					Quarterly
7,947,000	44,924	(105)	3/23/31	3 month USD-	1.7200% —	(42,383)
				LIBOR-BBA —	Semiannually
				Quarterly
7,858,500	47,764	(104)	3/23/31	3 month USD-	1.7155% —	(45,259)
				LIBOR-BBA —	Semiannually
				Quarterly
2,565,400	5,780 E	(14)	7/5/24	0.6840% —	3 month USD-	5,766
				Semiannually	LIBOR-BBA —
					Quarterly
9,222,000	47,410	(122)	3/31/31	1.7275% —	3 month USD-	47,340
				Semiannually	LIBOR-BBA —
					Quarterly
13,471,600	51,286 E	(127)	7/1/26	3 month USD-	1.08% —	(51,414)
				LIBOR-BBA —	Semiannually
				Quarterly
13,769,000	20,654	(183)	4/1/31	1.7665% —	3 month USD-	20,471
				Semiannually	LIBOR-BBA —
					Quarterly
6,791,000	10,506	(90)	4/1/31	3 month USD-	1.766% —	(10,596)
				LIBOR-BBA —	Semiannually
				Quarterly
6,791,000	22,376	(90)	4/1/31	3 month USD-	1.7475% —	(22,466)
				LIBOR-BBA —	Semiannually
				Quarterly
2,224,000	9,512	(29)	4/1/31	3 month USD-	1.7371% —	(9,542)
				LIBOR-BBA —	Semiannually
				Quarterly
Total	$(10,386,355)					$10,209,584

E Extended effective date.

Mortgage Securities Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$108,419	$110,835	$—	1/12/41	4.00% (1 month	Synthetic TRS	$3,829
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
53,425	54,616	—	1/12/41	4.00% (1 month	Synthetic TRS	1,887
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
11,967,242	11,931,386	—	1/12/40	4.00% (1 month	Synthetic MBX	(13,491)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,365,342	2,358,255	—	1/12/40	4.00% (1 month	Synthetic MBX	(2,667)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,121,868	1,118,507	—	1/12/40	4.00% (1 month	Synthetic MBX	(1,265)
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
27,356,952	27,356,952	—	1/12/41	5.00% (1 month	Synthetic MBX	61,218
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,793,286	6,793,286	—	1/12/41	5.00% (1 month	Synthetic MBX	15,202
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,529,798	2,529,451	—	1/12/40	5.00% (1 month	Synthetic MBX	5,371
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,401,803	2,395,804	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(258)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
39,428,772	39,323,961	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(2,450)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
86,391	88,929	—	1/12/43	3.50% (1 month	Synthetic TRS	3,568
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
184,960	188,850	—	1/12/42	4.00% (1 month	Synthetic TRS	6,268
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

50 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$64,623	$66,063	$—	1/12/41	4.00% (1 month	Synthetic TRS	$2,283
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
64,556	65,994	—	1/12/41	4.00% (1 month	Synthetic TRS	2,280
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
24,571	25,119	—	1/12/41	4.00% (1 month	Synthetic TRS	868
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
7,066	7,224	—	1/12/41	4.00% (1 month	Synthetic TRS	250
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
333,963	338,349	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,306)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
139,455	139,542	—	1/12/39	6.00% (1 month	Synthetic TRS	1,833
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
288,949	290,407	—	1/12/38	6.50% (1 month	Synthetic TRS	5,000
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,971	17,057	—	1/12/38	6.50% (1 month	Synthetic TRS	293
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
509,951	512,525	—	1/12/38	(6.50%) 1 month	Synthetic TRS	(8,824)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
375,539	375,539	—	1/12/41	5.00% (1 month	Synthetic MBX	840
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,835	40,835	—	1/12/41	5.00% (1 month	Synthetic MBX	91
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
308,578	308,578	—	1/12/41	5.00% (1 month	Synthetic MBX	690
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
swap counterparty/		received	tion	received (paid)	received by	appreciation/
notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$8,772	$9,029	$—	1/12/43	3.50% (1 month	Synthetic TRS	$362
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,399	2,469	—	1/12/43	3.50% (1 month	Synthetic TRS	99
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
601,158	616,684	—	1/12/45	4.00% (1 month	Synthetic TRS	23,882
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
569,196	583,777	—	1/12/44	4.00% (1 month	Synthetic TRS	21,844
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
161,447	165,582	—	1/12/44	4.00% (1 month	Synthetic TRS	6,196
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
110,887	113,220	—	1/12/42	4.00% (1 month	Synthetic TRS	3,758
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
73,233	75,125	—	1/12/45	4.00% (1 month	Synthetic TRS	2,909
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
322,660	329,851	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(11,396)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
334,266	338,657	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(9,314)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Goldman Sachs International
1,575,803	1,575,803	—	1/12/41	5.00% (1 month	Synthetic MBX	3,526
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
138,197	137,830	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(9)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
218,207	217,627	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(14)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

52 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$368,503	$367,523	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(23)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
484,947	483,658	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(30)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
581,941	580,394	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(36)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
1,022,125	1,019,408	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(63)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
2,720,788	2,713,555	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(169)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,727,324	3,717,416	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(232)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
448,024	469,236	—	1/12/44	(3.00%) 1 month	Synthetic TRS	(26,422)
				USD-LIBOR —	Index 3.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
63,262	65,121	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(2,613)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
458,985	468,638	—	1/12/42	4.00% (1 month	Synthetic TRS	15,555
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
458,985	468,638	—	1/12/42	4.00% (1 month	Synthetic TRS	15,555
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
422,702	431,593	—	1/12/42	4.00% (1 month	Synthetic TRS	14,326
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
337,807	344,912	—	1/12/42	4.00% (1 month	Synthetic TRS	11,448
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Mortgage Securities Fund 53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$174,514	$178,185	$—	1/12/42	4.00% (1 month	Synthetic TRS	$5,914
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
44,726	45,881	—	1/12/45	4.00% (1 month	Synthetic TRS	1,777
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
359,695	364,420	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(10,023)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
945,345	945,932	—	1/12/39	6.00% (1 month	Synthetic TRS	12,431
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
674,393	674,812	—	1/12/39	6.00% (1 month	Synthetic TRS	8,868
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
378,876	379,111	—	1/12/39	6.00% (1 month	Synthetic TRS	4,983
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
20,944	20,957	—	1/12/39	6.00% (1 month	Synthetic TRS	275
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
473,252	475,640	—	1/12/38	6.50% (1 month	Synthetic TRS	8,188
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
453,650	455,940	—	1/12/38	6.50% (1 month	Synthetic TRS	7,849
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
407,573	409,630	—	1/12/38	6.50% (1 month	Synthetic TRS	7,052
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
349,960	351,726	—	1/12/38	6.50% (1 month	Synthetic TRS	6,055
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
312,226	313,802	—	1/12/38	6.50% (1 month	Synthetic TRS	5,402
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly

54 Mortgage Securities Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$231,041	$232,208	$—	1/12/38	6.50% (1 month	Synthetic TRS	$3,998
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
123,528	124,152	—	1/12/38	6.50% (1 month	Synthetic TRS	2,137
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N. A.
359,695	364,420	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(10,023)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
21,087	21,707	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(871)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
366,710	376,104	—	1/12/44	4.00% (1 month	Synthetic TRS	14,074
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
2,037,953	2,080,816	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(69,182)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		320,234
Upfront premium (paid)		—		Unrealized (depreciation)		(178,681)
Total		$—		Total		$141,553

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$6,874,500	$50,706	$(115)	3/23/31	(2.4275%) — At	USA Non Revised	$50,591
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
6,960,000	34,703	(117)	3/23/31	(2.45%) — At	USA Non Revised	34,586
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
1,959,000	6,055	(33)	4/1/31	(2.466%) — At	USA Non Revised	6,022
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

Mortgage Securities Fund 55

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$23,720,000	$2,538	$(240)	4/1/26	2.53% — At	USA Non Revised	$2,298
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,949,000	6,686	(40)	4/1/26	2.496% — At	USA Non Revised	(6,726)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,938,000	9,507	(100)	4/1/31	(2.51%) — At	USA Non Revised	(9,607)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,938,000	12,678	(100)	4/1/31	(2.515%) — At	USA Non Revised	(12,777)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
13,911,000	15,831	(141)	3/23/26	2.51% — At	USA Non Revised	(15,971)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
13,758,000	62,984	—	3/23/26	2.445% — At	USA Non Revised	(62,984)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
4,659,000	110,330	(78)	2/25/31	2.28% — At	USA Non Revised	(110,408)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,856,000	138,424	(98)	2/24/31	2.281% — At	USA Non Revised	(138,523)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,856,000	139,906	(98)	2/25/31	2.278% — At	USA Non Revised	(140,004)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
5,855,000	146,328	(98)	2/25/31	2.2675% — At	USA Non Revised	(146,427)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity

56 Mortgage Securities Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$10,642,000	$168,910	$(179)	3/5/31	2.351% — At	USA Non Revised	$(169,089)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
10,758,000	171,891	(181)	3/5/31	2.35% — At	USA Non Revised	(172,072)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
11,712,000	270,699	(196)	2/24/31	2.286% — At	USA Non Revised	(270,894)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(1,814)				$(1,161,985)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7	A-/P	$(3,558)	$2,445,000	$155,502	1/17/47	200 bp —	$(158,109)
Index						Monthly
CMBX NA BB.11	BB–/P	42,375	75,000	11,528	11/18/54	500 bp —	30,920
Index						Monthly
CMBX NA BB.13	BB–/P	75,581	756,000	71,215	12/16/72	500 bp —	4,681
Index						Monthly
CMBX NA BB.13	BB–/P	129,386	1,371,000	129,148	12/16/72	500 bp —	238
Index						Monthly
CMBX NA BB.9	B+/P	1,102,022	1,964,000	528,120	9/17/58	500 bp —	575,812
Index						Monthly
CMBX NA BBB–	BBB–/P	32,798	374,000	27,414	12/16/72	300 bp —	5,602
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	121,876	1,295,000	94,924	12/16/72	300 bp —	27,708
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	26,088	850,000	40,885	12/16/72	300 bp —	(14,301)
.14 Index						Monthly
CMBX NA BBB– .6	BB–/P	115,395	471,000	127,123	5/11/63	300 bp —	(11,453)
Index						Monthly
CMBX NA BBB–.11	BBB–/P	59,693	953,000	56,322	11/18/54	300 bp —	3,926
Index						Monthly
CMBX NA BBB–.14	BBB–/P	26,715	586,000	28,187	12/16/72	300 bp —	(1,129)
Index						Monthly
CMBX NA BBB–.14	BBB–/P	34,253	685,000	32,949	12/16/72	300 bp —	1,475
Index						Monthly
CMBX NA BBB–.6	BB–/P	9,913	124,000	33,468	5/11/63	300 bp —	(23,482)
Index						Monthly

Mortgage Securities Fund 57

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.6	BB–/P	$61,388	$933,000	$251,817	5/11/63	300 bp —	$(189,885)
Index						Monthly
CMBX NA BBB–.6	BB–/P	71,943	1,091,000	294,461	5/11/63	300 bp —	(221,881)
Index						Monthly
CMBX NA BBB–.6	BB–/P	113,078	1,661,000	448,304	5/11/63	300 bp —	(334,257)
Index						Monthly
CMBX NA BBB–.6	BB–/P	3,172,484	49,820,000	13,446,418	5/11/63	300 bp —	(10,244,872)
Index						Monthly
Credit Suisse International
CMBX NA BB.7	B+/P	36,784	275,000	100,348	1/17/47	500 bp —	(63,296)
Index						Monthly
CMBX NA BBB–.6	BB–/P	4,691,733	49,932,000	13,476,647	5/11/63	300 bp —	(8,755,787)
Index						Monthly
Deutsche Bank AG
CMBX NA BBB–.6	BB–/P	935,424	8,774,000	2,368,103	5/11/63	300 bp —	(1,427,561)
Index						Monthly
Goldman Sachs International
CMBX NA A.7	A-/P	(2,866)	1,966,000	125,038	1/17/47	200 bp —	(127,139)
Index						Monthly
CMBX NA BB.13	BB–/P	57,602	599,000	56,426	12/16/72	500 bp —	1,176
Index						Monthly
CMBX NA BBB–	BBB–/P	49,429	292,000	21,404	12/16/72	300 bp —	28,196
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	49,985	292,000	21,404	12/16/72	300 bp —	28,751
.13 Index						Monthly
CMBX NA BBB–.11	BBB–/P	64	1,000	59	11/18/54	300 bp —	5
Index						Monthly
CMBX NA BBB–.14	BBB–/P	10,044	226,000	10,871	12/16/72	300 bp —	(695)
Index						Monthly
CMBX NA BBB–.14	BBB–/P	20,808	453,000	21,789	12/16/72	300 bp —	(718)
Index						Monthly
CMBX NA BBB–.6	BB–/P	6,521	89,000	24,021	5/11/63	300 bp —	(17,448)
Index						Monthly
CMBX NA BBB–.6	BB–/P	6,561	89,000	24,021	5/11/63	300 bp —	(17,408)
Index						Monthly
CMBX NA BBB–.6	BB–/P	8,337	104,000	28,070	5/11/63	300 bp —	(19,672)
Index						Monthly
CMBX NA BBB–.6	BB–/P	11,179	133,000	35,897	5/11/63	300 bp —	(24,640)
Index						Monthly
CMBX NA BBB–.6	BB–/P	10,536	139,000	37,516	5/11/63	300 bp —	(26,899)
Index						Monthly
CMBX NA BBB–.6	BB–/P	11,526	225,000	60,728	5/11/63	300 bp —	(49,070)
Index						Monthly
CMBX NA BBB–.6	BB–/P	22,036	249,000	67,205	5/11/63	300 bp —	(45,024)
Index						Monthly
CMBX NA BBB–.6	BB–/P	29,303	265,000	71,524	5/11/63	300 bp —	(42,066)
Index						Monthly

58 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB–/P	$20,349	$268,000	$72,333	5/11/63	300 bp —	$(51,828)
Index						Monthly
CMBX NA BBB–.6	BB–/P	71,938	619,000	167,068	5/11/63	300 bp —	(94,770)
Index						Monthly
CMBX NA BBB–.6	BB–/P	89,294	671,000	181,103	5/11/63	300 bp —	(91,417)
Index						Monthly
CMBX NA BBB–.6	BB–/P	65,841	744,000	200,806	5/11/63	300 bp —	(134,530)
Index						Monthly
CMBX NA BBB–.6	BB–/P	42,125	813,000	219,429	5/11/63	300 bp —	(176,829)
Index						Monthly
CMBX NA BBB–.6	BB–/P	42,268	833,000	224,827	5/11/63	300 bp —	(182,073)
Index						Monthly
CMBX NA BBB–.6	BB–/P	416,605	3,605,000	972,990	5/11/63	300 bp —	(554,282)
Index						Monthly
CMBX NA BBB–.6	BB–/P	805,784	7,549,000	2,037,475	5/11/63	300 bp —	(1,227,287)
Index						Monthly
JPMorgan Securities LLC
CMBX NA BB.10	BB–/P	28,886	360,000	109,404	5/11/63	500 bp —	(80,168)
Index						Monthly
CMBX NA BB.7	B+/P	158,648	324,000	118,228	1/17/47	500 bp —	40,736
Index						Monthly
CMBX NA BBB–	BBB–/P	35,233	175,000	12,828	12/16/72	300 bp —	22,508
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	68,849	344,000	25,215	12/16/72	300 bp —	43,834
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	60,946	365,000	26,755	12/16/72	300 bp —	34,405
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	81,957	450,000	32,985	12/16/72	300 bp —	49,235
.13 Index						Monthly
Merrill Lynch International
CMBX NA BB.6	B/P	186,736	1,670,000	765,027	5/11/63	500 bp —	(576,667)
Index						Monthly
CMBX NA BB.7	B+/P	20,331	168,000	61,303	1/17/47	500 bp —	(40,809)
Index						Monthly
CMBX NA BBB– .6	BB–/P	5,788,551	21,483,000	5,798,262	5/11/63	300 bp —	2,821
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A-/P	(170,126)	22,168,000	1,753,489	5/11/63	200 bp —	(1,914,994)
Index						Monthly
CMBX NA A.7	A-/P	(292)	602,000	38,287	1/17/47	200 bp —	(38,345)
Index						Monthly
CMBX NA A.7	A-/P	(4,035)	4,170,000	265,212	1/17/47	200 bp —	(267,626)
Index						Monthly
CMBX NA BB.13	BB–/P	575	6,000	565	12/16/72	500 bp —	16
Index						Monthly
CMBX NA BB.13	BB–/P	39,619	412,000	38,810	12/16/72	500 bp —	809
Index						Monthly

Mortgage Securities Fund 59

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.13	BB–/P	$93,241	$988,000	$93,070	12/16/72	500 bp —	$171
Index						Monthly
CMBX NA BB.13	BB–/P	164,508	1,781,000	167,770	12/16/72	500 bp —	(1,778)
Index						Monthly
CMBX NA BB.6	B/P	8,315	46,000	21,073	5/11/63	500 bp —	(12,713)
Index						Monthly
CMBX NA BB.6	B/P	24,114	115,000	52,682	5/11/63	500 bp —	(28,456)
Index						Monthly
CMBX NA BB.6	B/P	476,700	1,135,000	519,944	5/11/63	500 bp —	(42,140)
Index						Monthly
CMBX NA BBB–	BBB–/P	187	2,000	147	12/16/72	300 bp —	41
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	11,772	72,000	5,278	12/16/72	300 bp —	6,537
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	16,452	81,000	5,937	12/16/72	300 bp —	10,562
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	7,139	96,000	7,037	12/16/72	300 bp —	158
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	36,473	194,000	14,220	12/16/72	300 bp —	22,366
.13 Index						Monthly
CMBX NA BBB–	BBB–/P	8,005	284,000	13,660	12/16/72	300 bp —	(5,490)
.14 Index						Monthly
CMBX NA BBB–.6	BB–/P	11,527	138,000	37,246	5/11/63	300 bp —	(25,638)
Index						Monthly
CMBX NA BBB–.6	BB–/P	13,063	178,000	48,042	5/11/63	300 bp —	(34,876)
Index						Monthly
CMBX NA BBB–.6	BB–/P	25,010	312,000	84,209	5/11/63	300 bp —	(59,016)
Index						Monthly
CMBX NA BBB–.6	BB–/P	51,990	694,000	187,311	5/11/63	300 bp —	(134,916)
Index						Monthly
CMBX NA BBB–.6	BB–/P	72,767	744,000	200,806	5/11/63	300 bp —	(127,605)
Index						Monthly
CMBX NA BBB–.6	BB–/P	9,769,576	147,466,000	39,801,073	5/11/63	300 bp —	(29,943,839)
Index						Monthly
CMBX NA BBB–.7	BB+/P	55,762	913,000	180,135	1/17/47	300 bp —	(123,841)
Index						Monthly
CMBX NA BBB–.7	BB+/P	528,652	7,768,000	1,532,626	1/17/47	300 bp —	(999,443)
Index						Monthly
Upfront premium received		30,552,648		Unrealized appreciation			942,689
Upfront premium (paid)		(180,877)		Unrealized (depreciation)			(58,788,168)
Total		$30,371,771		Total			$(57,845,479)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

60 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(96,225)	$1,283,000	$101,485	5/11/63	(200 bp) —	$4,761
					Monthly
CMBX NA A.7 Index	(59,719)	8,055,000	512,298	1/17/47	(200 bp) —	449,446
					Monthly
CMBX NA BB.10 Index	(17,533)	168,000	51,055	11/17/59	(500 bp) —	33,359
					Monthly
CMBX NA BB.10 Index	(15,241)	139,000	42,242	11/17/59	(500 bp) —	26,866
					Monthly
CMBX NA BB.11 Index	(4,242)	45,000	6,917	11/18/54	(500 bp) —	2,631
					Monthly
CMBX NA BB.11 Index	(3,887)	30,000	4,611	11/18/54	(500 bp) —	695
					Monthly
CMBX NA BB.12 Index	(77,648)	238,000	32,677	8/17/61	(500 bp) —	(45,201)
					Monthly
CMBX NA BB.6 Index	(11,333)	79,000	36,190	5/11/63	(500 bp) —	24,780
					Monthly
CMBX NA BB.7 Index	(105,844)	2,074,000	756,803	1/17/47	(500 bp) —	648,943
					Monthly
CMBX NA BBB– .10 Index	(803,290)	4,672,000	585,869	11/17/59	(300 bp) —	(220,147)
					Monthly
CMBX NA BBB– .10 Index	(326,142)	1,405,000	176,187	11/17/59	(300 bp) —	(150,775)
					Monthly
CMBX NA BBB– .10 Index	(234,757)	984,000	123,394	11/17/59	(300 bp) —	(111,937)
					Monthly
CMBX NA BBB– .10 Index	(143,198)	656,000	82,262	11/17/59	(300 bp) —	(61,319)
					Monthly
CMBX NA BBB– .10 Index	(136,239)	626,000	78,500	11/17/59	(300 bp) —	(58,104)
					Monthly
CMBX NA BBB– .10 Index	(115,406)	469,000	58,813	11/17/59	(300 bp) —	(56,867)
					Monthly
CMBX NA BBB– .12 Index	(206,461)	915,000	61,031	8/17/61	(300 bp) —	(145,964)
					Monthly
CMBX NA BBB–.10 Index	(297,626)	999,000	125,275	11/17/59	(300 bp) —	(172,934)
					Monthly
CMBX NA BBB–.10 Index	(62,719)	492,000	61,697	11/17/59	(300 bp) —	(1,145)
					Monthly
CMBX NA BBB–.10 Index	(12,748)	100,000	12,540	11/17/59	(300 bp) —	(233)
					Monthly
CMBX NA BBB–.11 Index	(206,104)	643,000	38,001	11/18/54	(300 bp) —	(168,478)
					Monthly
CMBX NA BBB–.11 Index	(112,844)	344,000	20,330	11/18/54	(300 bp) —	(92,715)
					Monthly
CMBX NA BBB–.11 Index	(48,685)	149,000	8,806	11/18/54	(300 bp) —	(39,966)
					Monthly
CMBX NA BBB–.11 Index	(21,489)	146,000	8,629	11/18/54	(300 bp) —	(12,945)
					Monthly

Mortgage Securities Fund 61

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.11 Index	$(6,770)	$46,000	$2,719	11/18/54	(300 bp) —	$(4,079)
					Monthly
CMBX NA BBB–.12 Index	(581,132)	1,649,000	109,988	8/17/61	(300 bp) —	(472,106)
					Monthly
CMBX NA BBB–.12 Index	(540,439)	1,618,000	107,921	8/17/61	(300 bp) —	(433,462)
					Monthly
CMBX NA BBB–.12 Index	(347,894)	1,103,000	73,570	8/17/61	(300 bp) —	(274,968)
					Monthly
CMBX NA BBB–.12 Index	(187,353)	539,000	35,951	8/17/61	(300 bp) —	(151,716)
					Monthly
CMBX NA BBB–.12 Index	(92,798)	264,000	17,609	8/17/61	(300 bp) —	(75,343)
					Monthly
CMBX NA BBB–.13 Index	(103,892)	1,371,000	100,494	12/16/72	(300 bp) —	(3,397)
					Monthly
CMBX NA BBB–.7 Index	(1,054)	209,000	41,236	1/17/47	(300 bp) —	40,060
					Monthly
CMBX NA BBB–.7 Index	(28,656)	131,000	25,846	1/17/47	(300 bp) —	(2,886)
					Monthly
CMBX NA BBB–.8 Index	(340,232)	2,144,000	335,536	10/17/57	(300 bp) —	(5,947)
					Monthly
CMBX NA BBB–.8 Index	(338,892)	2,144,000	335,536	10/17/57	(300 bp) —	(4,607)
					Monthly
CMBX NA BBB–.8 Index	(149,147)	953,000	149,145	10/17/57	(300 bp) —	(559)
					Monthly
CMBX NA BBB–.9 Index	(269,240)	1,138,000	125,521	9/17/58	(300 bp) —	(144,383)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(46,565)	349,000	106,061	11/17/59	(500 bp) —	59,157
					Monthly
CMBX NA BB.10 Index	(41,383)	348,000	105,757	11/17/59	(500 bp) —	64,036
					Monthly
CMBX NA BB.10 Index	(22,747)	183,000	55,614	11/17/59	(500 bp) —	32,689
					Monthly
CMBX NA BB.9 Index	(522,587)	5,213,000	1,401,776	9/17/58	(500 bp) —	874,120
					Monthly
Goldman Sachs International
CMBX NA A .6 Index	(99,971)	1,509,000	119,362	5/11/63	(200 bp) —	18,804
					Monthly
CMBX NA BB.9 Index	(608,603)	3,823,000	1,028,005	9/17/58	(500 bp) —	415,685
					Monthly
CMBX NA BB.9 Index	(442,738)	2,779,000	747,273	9/17/58	(500 bp) —	301,833
					Monthly
CMBX NA BB.9 Index	(445,272)	2,779,000	747,273	9/17/58	(500 bp) —	299,299
					Monthly
CMBX NA BB.9 Index	(312,340)	1,977,000	531,615	9/17/58	(500 bp) —	217,354
					Monthly

62 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.9 Index	$(171,550)	$1,074,000	$288,799	9/17/58	(500 bp) —	$116,205
					Monthly
CMBX NA BBB– .10 Index	(60,367)	276,000	34,610	11/17/59	(300 bp) —	(25,918)
					Monthly
CMBX NA BBB–.13 Index	(45,391)	599,000	43,907	12/16/72	(300 bp) —	(1,484)
					Monthly
CMBX NA BBB–.8 Index	(24,306)	155,000	24,258	10/17/57	(300 bp) —	(139)
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(111,197)	216,000	98,950	5/11/63	(500 bp) —	(12,457)
					Monthly
CMBX NA BB.12 Index	(159,822)	291,000	39,954	8/17/61	(500 bp) —	(120,151)
					Monthly
CMBX NA BB.8 Index	(311,253)	606,204	216,112	10/17/57	(500 bp) —	(95,730)
					Monthly
CMBX NA BBB– .10 Index	(49,641)	301,000	37,745	11/17/59	(300 bp) —	(12,071)
					Monthly
CMBX NA BBB–.10 Index	(161,420)	573,000	71,854	11/17/59	(300 bp) —	(89,900)
					Monthly
CMBX NA BBB–.10 Index	(97,421)	327,000	41,006	11/17/59	(300 bp) —	(56,606)
					Monthly
CMBX NA BBB–.12 Index	(108,499)	327,000	21,811	8/17/61	(300 bp) —	(86,879)
					Monthly
CMBX NA BBB–.12 Index	(15,715)	45,000	3,002	8/17/61	(300 bp) —	(12,740)
					Monthly
CMBX NA BBB–.7 Index	(1,593,335)	6,787,000	1,339,075	1/17/47	(300 bp) —	(258,219)
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(19,118)	336,000	102,110	11/17/59	(500 bp) —	82,665
					Monthly
CMBX NA BB.9 Index	(199,889)	5,131,000	1,379,726	9/17/58	(500 bp) —	1,173,449
					Monthly
CMBX NA BBB– .10 Index	(163,586)	755,000	94,677	11/17/59	(300 bp) —	(69,350)
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(17,619)	168,000	51,055	11/17/59	(500 bp) —	33,273
					Monthly
CMBX NA BB.12 Index	(82,800)	138,000	18,947	8/17/61	(500 bp) —	(63,987)
					Monthly
CMBX NA BB.8 Index	(180,447)	352,332	125,606	10/17/57	(500 bp) —	(55,183)
					Monthly
CMBX NA BB.9 Index	(432,245)	3,182,000	855,640	9/17/58	(500 bp) —	420,301
					Monthly
CMBX NA BB.9 Index	(421,822)	3,169,000	852,144	9/17/58	(500 bp) —	427,241
					Monthly

Mortgage Securities Fund 63

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(408,392)	$2,987,000	$803,204	9/17/58	(500 bp) —	$391,909
					Monthly
CMBX NA BB.9 Index	(410,422)	2,729,000	733,828	9/17/58	(500 bp) —	320,753
					Monthly
CMBX NA BB.9 Index	(357,594)	2,370,000	637,293	9/17/58	(500 bp) —	277,394
					Monthly
CMBX NA BB.9 Index	(217,055)	1,434,000	385,603	9/17/58	(500 bp) —	167,154
					Monthly
CMBX NA BB.9 Index	(163,368)	1,134,000	304,933	9/17/58	(500 bp) —	140,462
					Monthly
CMBX NA BB.9 Index	(122,480)	787,000	211,624	9/17/58	(500 bp) —	88,379
					Monthly
CMBX NA BBB– . 8 Index	(252,950)	1,626,000	254,469	10/17/57	(300 bp) —	571
					Monthly
CMBX NA BBB– . 8 Index	(128,902)	822,000	128,643	10/17/57	(300 bp) —	(739)
					Monthly
CMBX NA BBB– .10 Index	(168,160)	711,000	89,159	11/17/59	(300 bp) —	(79,415)
					Monthly
CMBX NA BBB– .10 Index	(151,882)	623,000	78,124	11/17/59	(300 bp) —	(74,122)
					Monthly
CMBX NA BBB– .10 Index	(103,001)	611,000	76,619	11/17/59	(300 bp) —	(26,738)
					Monthly
CMBX NA BBB– .10 Index	(79,899)	348,000	43,639	11/17/59	(300 bp) —	(36,463)
					Monthly
CMBX NA BBB– .10 Index	(70,508)	323,000	40,504	11/17/59	(300 bp) —	(30,192)
					Monthly
CMBX NA BBB– .10 Index	(49,002)	226,000	28,340	11/17/59	(300 bp) —	(20,794)
					Monthly
CMBX NA BBB– .10 Index	(43,032)	199,000	24,955	11/17/59	(300 bp) —	(18,194)
					Monthly
CMBX NA BBB– .12 Index	(64,898)	311,000	20,744	8/17/61	(300 bp) —	(44,335)
					Monthly
CMBX NA BBB– .12 Index	(68,165)	300,000	20,010	8/17/61	(300 bp) —	(48,330)
					Monthly
CMBX NA BBB– .12 Index	(50,930)	246,000	16,408	8/17/61	(300 bp) —	(34,666)
					Monthly
CMBX NA BBB–.10 Index	(196,183)	1,590,000	199,386	11/17/59	(300 bp) —	2,276
					Monthly
CMBX NA BBB–.10 Index	(109,578)	864,000	108,346	11/17/59	(300 bp) —	(1,664)
					Monthly
CMBX NA BBB–.10 Index	(23,716)	187,000	23,450	11/17/59	(300 bp) —	(360)
					Monthly
CMBX NA BBB–.11 Index	(104,197)	662,000	39,124	11/18/54	(300 bp) —	(65,459)
					Monthly
CMBX NA BBB–.12 Index	(72,026)	233,000	15,541	8/17/61	(300 bp) —	(56,621)
					Monthly

64 Mortgage Securities Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.7 Index	$(89,903)	$1,416,000	$279,377	1/17/47	(300 bp) —	$188,648
					Monthly
CMBX NA BBB–.8 Index	(93,274)	602,000	94,213	10/17/57	(300 bp) —	588
					Monthly
Upfront premium received	—		Unrealized appreciation			7,345,786
Upfront premium (paid)	(16,676,045)		Unrealized (depreciation)			(4,411,089)
Total	$(16,676,045)		Total			$2,934,697

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$39,645,061	$—
Mortgage-backed securities	—	587,100,602	—
Purchased options outstanding	—	2,393,204	—
Purchased swap options outstanding	—	27,099,024	—
U.S. government and agency mortgage obligations	—	462,986,842	—
U.S. treasury obligations	—	1,179,659	—
Short-term investments	3,595,000	142,862,751	—
Totals by level	$3,595,000	$1,263,267,143	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$1,287,907	$—	$—
Written options outstanding	—	(7,965,399)	—
Written swap options outstanding	—	(52,531,974)	—
Forward premium swap option contracts	—	(4,000,274)	—
TBA sale commitments	—	(99,113,123)	—
Interest rate swap contracts	—	20,595,939	—
Total return swap contracts	—	(1,018,618)	—
Credit default contracts	—	(68,606,508)	—
Totals by level	$1,287,907	$(212,639,957)	$—

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 65

Statement of assets and liabilities 3/31/21 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,264,416,606)	$1,247,756,945
Affiliated issuers (identified cost $19,105,198) (Note 5)	19,105,198
Cash	5,811,825
Interest and other receivables	6,256,279
Receivable for shares of the fund sold	293,463
Receivable for investments sold	643,548
Receivable for sales of TBA securities (Note 1)	67,690,075
Receivable for variation margin on futures contracts (Note 1)	361,232
Receivable for variation margin on centrally cleared swap contracts (Note 1)	9,240,446
Unrealized appreciation on forward premium swap option contracts (Note 1)	15,993,141
Unrealized appreciation on OTC swap contracts (Note 1)	8,608,709
Premium paid on OTC swap contracts (Note 1)	16,856,922
Prepaid assets	62,151
Total assets	1,398,679,934

LIABILITIES
Payable for investments purchased	2,802,467
Payable for purchases of TBA securities (Note 1)	368,214,756
Payable for shares of the fund repurchased	485,468
Payable for compensation of Manager (Note 2)	68,015
Payable for custodian fees (Note 2)	79,826
Payable for investor servicing fees (Note 2)	214,679
Payable for Trustee compensation and expenses (Note 2)	647,093
Payable for administrative services (Note 2)	2,370
Payable for distribution fees (Note 2)	432,900
Payable for variation margin on centrally cleared swap contracts (Note 1)	9,360,137
Unrealized depreciation on OTC swap contracts (Note 1)	63,377,938
Premium received on OTC swap contracts (Note 1)	30,552,648
Unrealized depreciation on forward premium swap option contracts (Note 1)	19,993,415
Written options outstanding, at value (premiums $54,255,524) (Note 1)	60,497,373
TBA sale commitments, at value (proceeds receivable $100,220,938) (Note 1)	99,113,123
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	5,950,541
Other accrued expenses	166,190
Total liabilities	661,958,939

Net assets	$736,720,995

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$934,651,715
Total distributable earnings (Note 1)	(197,930,720)
Total — Representing net assets applicable to capital shares outstanding	$736,720,995

(Continued on next page)

66 Mortgage Securities Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($663,893,900 divided by 52,974,309 shares)	$12.53
Offering price per class A share (100/96.00 of $12.53)*	$13.05
Net asset value and offering price per class B share ($1,533,683 divided by 122,975 shares)**	$12.47
Net asset value and offering price per class C share ($7,795,737 divided by 628,328 shares)**	$12.41
Net asset value, offering price and redemption price per class R share
($7,284,689 divided by 588,615 shares)	$12.38
Net asset value, offering price and redemption price per class R6 share
($6,556,564 divided by 529,750 shares)	$12.38
Net asset value, offering price and redemption price per class Y share
($49,656,422 divided by 4,012,751 shares)	$12.37

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 67

Statement of operations Six months ended 3/31/21 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $443 from investments in affiliated issuers) (Note 5)	$17,595,461
Total investment income	17,595,461

EXPENSES
Compensation of Manager (Note 2)	1,442,401
Investor servicing fees (Note 2)	657,231
Custodian fees (Note 2)	50,794
Trustee compensation and expenses (Note 2)	17,303
Distribution fees (Note 2)	929,017
Administrative services (Note 2)	12,717
Other	216,773
Fees waived and reimbursed by Manager (Note 2)	(532,369)
Total expenses	2,793,867
Expense reduction (Note 2)	(1,407)
Net expenses	2,792,460

Net investment income	14,803,001

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	10,953,958
Futures contracts (Note 1)	(1,232,516)
Swap contracts (Note 1)	(2,989,655)
Written options (Note 1)	2,562,879
Net increase from payments by affiliates (Note 2)	22,344
Total net realized gain	9,317,010
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(22,254,427)
Futures contracts	2,066,168
Swap contracts	27,681,073
Written options	14,664,347
Total change in net unrealized appreciation	22,157,161

Net gain on investments	31,474,171

Net increase in net assets resulting from operations	$46,277,172

The accompanying notes are an integral part of these financial statements.

68 Mortgage Securities Fund

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/21*	Year ended 9/30/20
Operations
Net investment income	$14,803,001	$33,239,667
Net realized gain on investments	9,317,010	32,070,157
Change in net unrealized appreciation (depreciation)
of investments	22,157,161	(95,064,475)
Net increase (decrease) in net assets resulting
from operations	46,277,172	(29,754,651)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(13,283,127)	(32,154,720)
Class B	(29,309)	(129,090)
Class C	(202,103)	(735,404)
Class M	—	(71,504)
Class R	(144,564)	(389,909)
Class R6	(136,440)	(349,280)
Class Y	(1,131,341)	(4,032,568)
Decrease from capital share transactions (Note 4)	(67,185,951)	(87,486,535)
Total decrease in net assets	(35,835,663)	(155,103,661)

NET ASSETS
Beginning of period	772,556,658	927,660,319
End of period	$736,720,995	$772,556,658

*Unaudited.

The accompanying notes are an integral part of these financial statements.

Mortgage Securities Fund 69

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS				RATIOS AND SUPPLEMENTAL DATA
											Ratio
			Net realized								of net investment
	Net asset value,		and unrealized	Total from	From net			Total return	Net assets,	Ratio of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	Total	Net asset value,	at net asset value	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	distributions	end of period	(%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2021**	$12.02	.24	.52	.76	(.25)	(.25)	$12.53	6.33*	$663,894	.37f,h*	1.96f,h*	476*
September 30, 2020	12.96	.48	(.87)	(.39)	(.55)	(.55)	12.02	(3.05)	680,883	.75[f,h]	3.88[f,h]	916
September 30, 2019	12.37	.44	.74	1.18	(.59)	(.59)	12.96	9.80	780,517	.75[f,h]	3.55[f,h]	1,089
September 30, 2018	12.89	.45	(.53)	(.08)	(.44)	(.44)	12.37	(.67)	826,165	.84[f,g,h]	3.57[f,h]	1,403
September 30, 2017	13.20	.33	(.24)	.09	(.40)	(.40)	12.89	.67	645,996	.89[f]	2.53[f]	1,452
September 30, 2016	13.35	.31	(.09)	.22	(.37)	(.37)	13.20	1.70	746,534	.88[e]	2.31[e]	1,272
Class B
March 31, 2021**	$11.97	.20	.50	.70	(.20)	(.20)	$12.47	5.85*	$1,534	.75f,h*	1.60f,h*	476*
September 30, 2020	12.89	.39	(.86)	(.47)	(.45)	(.45)	11.97	(3.69)	2,190	1.50[f,h]	3.14[f,h]	916
September 30, 2019	12.31	.35	.72	1.07	(.49)	(.49)	12.89	8.91	5,214	1.49[f,h]	2.85[f,h]	1,089
September 30, 2018	12.83	.34	(.52)	(.18)	(.34)	(.34)	12.31	(1.42)	8,280	1.57[f,g,h]	2.73[f,h]	1,403
September 30, 2017	13.14	.23	(.24)	(.01)	(.30)	(.30)	12.83	(.07)	10,736	1.62[f]	1.79[f]	1,452
September 30, 2016	13.28	.21	(.07)	.14	(.28)	(.28)	13.14	1.04	14,957	1.61[e]	1.58[e]	1,272
Class C
March 31, 2021**	$11.90	.19	.52	.71	(.20)	(.20)	$12.41	5.96*	$7,796	.75f,h*	1.59f,h*	476*
September 30, 2020	12.84	.39	(.88)	(.49)	(.45)	(.45)	11.90	(3.82)	14,611	1.50[f,h]	3.13[f,h]	916
September 30, 2019	12.25	.35	.73	1.08	(.49)	(.49)	12.84	9.04	23,972	1.50[f,h]	2.83[f,h]	1,089
September 30, 2018	12.77	.33	(.51)	(.18)	(.34)	(.34)	12.25	(1.45)	31,674	1.59[f,g,h]	2.68[f,h]	1,403
September 30, 2017	13.08	.23	(.24)	(.01)	(.30)	(.30)	12.77	(.09)	41,652	1.64[f]	1.77[f]	1,452
September 30, 2016	13.23	.20	(.07)	.13	(.28)	(.28)	13.08	.97	56,947	1.63[e]	1.56[e]	1,272
Class R
March 31, 2021**	$11.88	.23	.50	.73	(.23)	(.23)	$12.38	6.19 *	$7,285	.50f,h*	1.84f,h*	476*
September 30, 2020	12.81	.45	(.86)	(.41)	(.52)	(.52)	11.88	(3.26)	7,813	1.00[f,h]	3.63[f,h]	916
September 30, 2019	12.23	.41	.72	1.13	(.55)	(.55)	12.81	9.55	11,126	1.00[f,h]	3.32[f,h]	1,089
September 30, 2018	12.76	.40	(.53)	(.13)	(.40)	(.40)	12.23	(1.03)	14,329	1.09[f,g,h]	3.20[f,h]	1,403
September 30, 2017	13.07	.29	(.24)	.05	(.36)	(.36)	12.76	.41	17,599	1.14[f]	2.28[f]	1,452
September 30, 2016	13.21	.27	(.07)	.20	(.34)	(.34)	13.07	1.52	22,317	1.13[e]	2.06[e]	1,272
Class R6
March 31, 2021**	$11.88	.26	.51	.77	(.27)	(.27)	$12.38	6.53*	$6,557	.19f,h*	2.15f,h*	476*
September 30, 2020	12.82	.52	(.86)	(.34)	(.60)	(.60)	11.88	(2.71)	5,928	.37[f,h]	4.26[f,h]	916
September 30, 2019	12.24	.49	.72	1.21	(.63)	(.63)	12.82	10.25	7,454	.37[f,h]	3.96[f,h]	1,089
September 30, 2018 †	12.41	.26	(.21)	.05	(.22)	(.22)	12.24	.42*	7,530	.16f,g,h*	2.11f,h*	1,403
Class Y
March 31, 2021**	$11.88	.25	.50	.75	(.26)	(.26)	$12.37	6.37*	$49,656	.25f,h*	2.08f,h*	476*
September 30, 2020	12.81	.51	(.86)	(.35)	(.58)	(.58)	11.88	(2.75)	61,132	.50[f,h]	4.14[f,h]	916
September 30, 2019	12.23	.48	.72	1.20	(.62)	(.62)	12.81	10.12	89,152	.50[f,h]	3.89[f,h]	1,089
September 30, 2018	12.76	.47	(.53)	(.06)	(.47)	(.47)	12.23	(.49)	105,371	.59[f,g,h]	3.75[f,h]	1,403
September 30, 2017	13.08	.36	(.25)	.11	(.43)	(.43)	12.76	.89	102,461	.64[f]	2.79[f]	1,452
September 30, 2016	13.22	.34	(.07)	.27	(.41)	(.41)	13.08	2.07	100,836	.63[e]	2.56[e]	1,272

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

70 Mortgage Securities Fund	Mortgage Securities Fund 71

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period April 20, 2018 (commencement of operations) to September 30, 2018.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

f Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period. As a result of such limitations and/or waivers, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

g Includes one-time merger costs of 0.02%.

h Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	3/31/21	9/30/20	9/30/19	9/30/18
Class A	0.07%	0.14%	0.15%	0.12%
Class B	0.07	0.14	0.15	0.12
Class C	0.07	0.14	0.15	0.12
Class R	0.07	0.14	0.15	0.12
Class R6	0.07	0.14	0.15	0.10
Class Y	0.07	0.14	0.15	0.12

The accompanying notes are an integral part of these financial statements.

72 Mortgage Securities Fund

Notes to financial statements 3/31/21 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from October 1, 2020 through March 31, 2021.

Putnam Mortgage Securities Fund (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in mortgages, mortgage-related fixed income securities and related derivatives that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”). Under normal circumstances, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgages, mortgage-related fixed income securities and related derivatives (i.e., derivatives used to acquire exposure to, or whose underlying securities are, mortgages or mortgage-related securities). The fund generally uses the net unrealized gain or loss, or market value, of mortgage-related derivatives for purposes of this policy but may use the notional value of a derivative if that is determined to be a more appropriate measure of the fund’s investment exposure. This policy may be changed only after 60 days’ notice to shareholders.

The fund expects to invest in mortgage-backed investments that are obligations of U.S. government agencies and instrumentalities and accordingly are backed by the full faith and credit of the United States (e.g., Ginnie Mae mortgage-backed bonds) as well as in mortgage-backed investments that are backed by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae and Freddie Mac mortgage-backed bonds), and that have short- to long-term maturities. The fund currently has significant investment exposure to commercial mortgage-backed securities.

The fund also expects to invest in lower-rated, higher-yielding mortgage-backed securities, including non-agency residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities, and collateralized mortgage obligations (including interest only, principal only, and other prepayment derivatives). Non-agency (i.e., privately issued) securities typically are lower rated and higher yielding than securities issued or backed by agencies such as Ginnie Mae, Fannie Mae or Freddie Mac. While the fund’s emphasis will be on mortgage-backed securities, it may also invest to a lesser extent in other types of asset-backed securities.

Putnam Management may consider, among other factors, credit, interest rate, prepayment and liquidity risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund typically uses to a significant extent derivatives, including interest rate swaps, swaptions, forward delivery contracts, total return swaps, and options on mortgage-backed securities and indices, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.

The fund offers class A, class B, class C, class R, class R6 and class Y shares. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge, and class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Mortgage Securities Fund 73

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

74 Mortgage Securities Fund

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to hedge treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing

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service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as

76 Mortgage Securities Fund

an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

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Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $105,967,192 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $106,583,653 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (overnight LIBOR prior to October 16, 2020) for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate (1.30% prior to October 16, 2020) for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $47,493,537 to its fiscal year ending September 30, 2021, of late year ordinary losses ((i) ordinary losses recognized between January 1, 2020 and September 30, 2020, and (ii) specified ordinary and currency losses recognized between November 1, 2019 and September 30, 2020).

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$87,214,609	$23,385,243	$110,599,852

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Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,104,540,552, resulting in gross unrealized appreciation and depreciation of $148,231,052 and $197,261,511, respectively, or net unrealized depreciation of $49,030,459.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.550%	of the first $5 billion,	0.350%	of the next $50 billion,
0.500%	of the next $5 billion,	0.330%	of the next $50 billion,
0.450%	of the next $10 billion,	0.320%	of the next $100 billion and
0.400%	of the next $10 billion,	0.315%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.191% of the fund’s average net assets.

Putnam Management has contractually agreed, through January 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Management has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through January 30, 2022, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the fund’s investment management contract) would exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $532,356 as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $13 relating to the fund’s investment in Putnam Government Money Market Fund.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $22,344 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

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The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$589,697	Class R6	1,547
Class B	1,620	Class Y	46,404
Class C	11,209	Total	$657,231
Class R	6,754

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $1,407 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $514, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$837,121
Class B	1.00%	1.00%	9,194
Class C	1.00%	1.00%	63,535
Class R	1.00%	0.50%	19,167
Total			$929,017

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For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $4,702 from the sale of class A shares and received $275 and $119 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $156 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$4,667,239,910	$4,607,231,669
U.S. government securities (Long-term)	—	—
Total	$4,667,239,910	$4,607,231,669

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class A	Shares	Amount	Shares	Amount
Shares sold	1,193,633	$14,901,501	5,985,764	$74,915,113
Shares issued in connection with
reinvestment of distributions	953,281	11,807,285	2,266,938	27,988,589
	2,146,914	26,708,786	8,252,702	102,903,702
Shares repurchased	(5,796,189)	(71,572,160)	(11,838,417)	(146,966,091)
Net decrease	(3,649,275)	$(44,863,374)	(3,585,715)	$(44,062,389)

	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class B	Shares	Amount	Shares	Amount
Shares sold	196	$2,392	3,073	$39,436
Shares issued in connection with
reinvestment of distributions	2,254	27,738	9,852	122,157
	2,450	30,130	12,925	161,593
Shares repurchased	(62,496)	(770,369)	(234,273)	(2,902,771)
Net decrease	(60,046)	$(740,239)	(221,348)	$(2,741,178)

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	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class C	Shares	Amount	Shares	Amount
Shares sold	60,741	$742,825	162,846	$1,988,613
Shares issued in connection with
reinvestment of distributions	15,602	190,996	52,728	645,763
	76,343	933,821	215,574	2,634,376
Shares repurchased	(675,500)	(8,389,919)	(855,718)	(10,445,800)
Net decrease	(599,157)	$(7,456,098)	(640,144)	$(7,811,424)

			YEAR ENDED 9/30/20*
Class M			Shares	Amount
Shares sold			1,966	$25,671
Shares issued in connection with reinvestment of distributions			2,250	29,275
			4,216	54,946
Shares repurchased			(788,679)	(10,349,976)
Net decrease			(784,463)	$(10,295,030)

	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class R	Shares	Amount	Shares	Amount
Shares sold	73,529	$903,471	195,969	$2,442,433
Shares issued in connection with
reinvestment of distributions	11,067	135,385	27,857	339,902
	84,596	1,038,856	223,826	2,782,335
Shares repurchased	(153,744)	(1,885,345)	(434,645)	(5,308,703)
Net decrease	(69,148)	$(846,489)	(210,819)	$(2,526,368)

	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	60,194	$752,823	149,834	$1,899,612
Shares issued in connection with
reinvestment of distributions	11,095	135,774	28,634	349,280
	71,289	888,597	178,468	2,248,892
Shares repurchased	(40,575)	(501,540)	(261,116)	(3,183,775)
Net increase (decrease)	30,714	$387,057	(82,648)	$(934,883)

	SIX MONTHS ENDED 3/31/21		YEAR ENDED 9/30/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,017,037	$12,602,372	5,045,025	$64,034,267
Shares issued in connection with
reinvestment of distributions	69,679	851,399	255,036	3,126,560
	1,086,716	13,453,771	5,300,061	67,160,827
Shares repurchased	(2,221,736)	(27,120,579)	(7,111,322)	(86,276,090)
Net decrease	(1,135,020)	$(13,666,808)	(1,811,261)	$(19,115,263)

* Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

82 Mortgage Securities Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/20	cost	proceeds	income	of 3/31/21
Short-term investments
Putnam Government
Money Market Fund*	$10,000	$—	$—	$—	$10,000
Putnam Short Term
Investment Fund **	—	44,688,334	25,593,136	443	19,095,198
Total Short-term
investments	$10,000	$44,688,334	$25,593,136	$443	$19,105,198

* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund (Note 2). There were no realized or unrealized gains or losses during the period.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. In November 2020, this date was extended until June 30, 2023 for certain widely followed tenors (overnight and one-, three-, six-, and 12-month U.S. dollar LIBOR). LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to June 30, 2023.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Mortgage Securities Fund 83

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$1,365,700,000
Purchased swap option contracts (contract amount)	$2,334,000,000
Written TBA commitment option contracts (contract amount)	$1,365,700,000
Written swap option contracts (contract amount)	$1,906,700,000
Futures contracts (number of contracts)	6,000
Centrally cleared interest rate swap contracts (notional)	$2,675,500,000
OTC total return swap contracts (notional)	$127,500,000
Centrally cleared total return swap contracts (notional)	$59,300,000
OTC credit default contracts (notional)	$474,600,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$19,610,742	Payables	$88,217,250
Investments,
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	100,458,146*	Unrealized depreciation	114,598,337*
Total		$120,068,888		$202,815,587

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$(5,557,303)	$(5,557,303)
Interest rate contracts	17,033,603	(1,232,516)	2,567,648	18,368,735
Total	$17,033,603	$(1,232,516)	$(2,989,655)	$12,811,432

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not
accounted for as
hedging instruments
under ASC 815	Options	Futures	Swaps	Total
Credit contracts	$—	$—	$17,235,663	$17,235,663
Interest rate contracts	(22,440,469)	2,066,168	10,445,410	(9,928,891)
Total	$(22,440,469)	$2,066,168	$27,681,073	$7,306,772

84 Mortgage Securities Fund

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Mortgage Securities Fund 85

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$9,201,838	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$9,201,838
OTC Total return
swap contracts*#	5,716	104,434	—	931	—	59,740	—	135,339	—	14,074	—	—	—	—	—	320,234
Centrally cleared total
return swap contracts§	—	—	38,608	—	—	—	—	—	—	—	—	—	—	—	—	38,608
OTC Credit default
contracts — protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	4,426,237	1,663,284	—	3,552,177	—	1,863,550	1,569,357	6,536,137	—	—	—	19,610,742
Futures contracts§	—	—	—	—	—	—	—	—	—	361,232	—	—	—	—	—	361,232
Forward premium swap
option contracts#	4,866,357	—	—	3,530,678	—	—	—	345,827	1,403,195	—	—	24,621	1,080,166	2,734,786	2,007,511	15,993,141
Purchased swap
options**#	10,513,794	8,993,351	—	797,727	—	—	—	907,250	2,997,818	—	—	2,111,297	777,787	—	—	27,099,024
Purchased options**#	—	—	—	—	—	—	—	—	2,393,204	—	—	—	—	—	—	2,393,204
Total Assets	$15,385,867	$9,097,785	$9,240,446	$4,329,336	$4,426,237	$1,723,024	$—	$4,940,593	$6,794,217	$2,238,856	$1,569,357	$8,672,055	$1,857,953	$2,734,786	$2,007,511	$75,018,023
Liabilities:
Centrally cleared interest
rate swap contracts§	—	—	9,260,791	—	—	—	—	—	—	—	—	—	—	—	—	9,260,791
OTC Total return swap
contracts*#	—	38,261	—	—	—	20,710	—	39,634	10,023	70,053	—	—	—	—	—	178,681
Centrally cleared total
return swap contracts§	—	—	99,346	—	—	—	—	—	—	—	—	—	—	—	—	99,346
OTC Credit default
contracts — protection
sold*#	—	—	—	—	15,740,437	13,547,600	2,362,985	4,670,936	—	323,969	6,610,273	44,961,050	—	—	—	88,217,250
OTC Credit default
contracts — protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward premium swap
option contracts#	6,388,131	2,868,825	—	2,985,209	—	—	—	550,234	4,068,764	—	—	282,252	613,007	1,242,698	994,295	19,993,415
Written swap options#	10,529,320	9,149,121	—	4,150,140	—	—	—	5,121,219	8,526,578	—	—	11,670,351	1,316,922	2,068,323	—	52,531,974
Written options#	—	—	—	—	—	—	—	—	7,965,399	—	—	—	—	—	—	7,965,399

86 Mortgage Securities Fund	Mortgage Securities Fund 87

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	Total
Total Liabilities	$16,917,451	$12,056,207	$9,360,137	$7,135,349	$15,740,437	$13,568,310	$2,362,985	$10,382,023	$20,570,764	$394,022	$6,610,273	$56,913,653	$1,929,929	$3,311,021	$994,295	$178,246,856
Total Financial and
Derivative Net Assets	$(1,531,584)	$(2,958,422)	$(119,691)	$(2,806,013)	$(11,314,200)	$(11,845,286)	$(2,362,985)	$(5,441,430)	$(13,776,547)	$1,844,834	$(5,040,916)	$(48,241,598)	$(71,976)	$(576,235)	$1,013,216	$(103,228,833)
Total collateral received
(pledged)†##	$(1,531,584)	$2,355,541	$—	$(2,806,013)	$(11,279,933)	$(11,845,286)	$(2,362,985)	$(5,361,921)	$(13,776,547)	$1,490,000	$(5,006,689)	$(48,241,598)	$(71,976)	$(576,235)	$890,000
Net amount	$—	$(5,313,963)	$(119,691)	$—	$(34,267)	$—	$—	$(79,509)	$—	$354,834	$(34,227)	$—	$—	$—	$123,216
Controlled collateral
received (including
TBA commitments)**	$—	$2,355,541	$—	$—	$—	$—	$—	$—	$—	$2,705,000	$—	$—	$—	$—	$890,000	$5,950,541
Uncontrolled collateral
received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including TBA
commitments)**	$(1,532,848)	$—	$—	$(2,854,852)	$(11,279,933)	$(11,928,399)	$(2,383,954)	$(5,361,921)	$(16,406,418)	$—	$(5,006,689)	$(49,134,658)	$(102,000)	$(591,981)	$—	$(106,583,653)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $2,640,737 and $5,245,475, respectively.

Note 9: New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this provision.

88 Mortgage Securities Fund	Mortgage Securities Fund 89

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Emerging Markets Equity Fund	Convertible Securities Fund
Focused Equity Fund	Diversified Income Trust
Focused International Equity Fund	Floating Rate Income Fund
International Capital Opportunities Fund	Global Income Trust
International Equity Fund	Government Money Market Fund*
Multi-Cap Core Fund	High Yield Fund
Research Fund	Income Fund
Money Market Fund†
Global Sector	Mortgage Opportunities Fund
Global Health Care Fund	Mortgage Securities Fund
Global Technology Fund	Short Duration Bond Fund
Ultra Short Duration Income Fund
Growth
Growth Opportunities Fund	Tax-free Income
Small Cap Growth Fund	Intermediate-Term Municipal Income Fund
Sustainable Future Fund	Short-Term Municipal Income Fund
Sustainable Leaders Fund	Strategic Intermediate Municipal Fund
Tax Exempt Income Fund
Value	Tax-Free High Yield Fund
International Value Fund
Large Cap Value Fund	State tax-free income funds‡:
Small Cap Value Fund	California, Massachusetts, Minnesota,
New Jersey, New York, Ohio, and Pennsylvania.

90 Mortgage Securities Fund

Absolute Return	Asset Allocation (cont.)
Fixed Income Absolute Return Fund	Putnam Retirement Advantage Maturity Fund
Multi-Asset Absolute Return Fund	Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2060 Fund
Putnam PanAgora§	Putnam Retirement Advantage 2055 Fund
Putnam PanAgora Risk Parity Fund	Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2045 Fund
Asset Allocation	Putnam Retirement Advantage 2040 Fund
Dynamic Risk Allocation Fund	Putnam Retirement Advantage 2035 Fund
George Putnam Balanced Fund	Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2025 Fund
Dynamic Asset Allocation Balanced Fund
Dynamic Asset Allocation Conservative Fund	RetirementReady® Maturity Fund
Dynamic Asset Allocation Growth Fund	RetirementReady® 2065 Fund
RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

§ Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Mortgage Securities Fund 91

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

92 Mortgage Securities Fund

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Richard T. Kircher
	Manoj P. Singh	Vice President and BSA
Marketing Services	Mona K. Sutphen	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam Mortgage Securities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Mortgage Securities Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 26, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 26, 2021